UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense - 0.47%
Honeywell International Inc.,
5.000%, 2-15-19	$5,000	$5,596

Banking - 4.46%
Credit Suisse AG,
3.500%, 3-23-15	7,000	7,064
Deutsche Bank AG,
3.450%, 3-30-15	12,400	12,495
JPMorgan Chase & Co.:
4.650%, 6-1-14	7,000	7,466
6.000%, 1-15-18	10,000	11,049
KeyBank National Association (Federal Deposit Insurance Corporation),
3.200%, 6-15-12 (A)	8,000	8,371
U.S. Bancorp,
4.200%, 5-15-14	6,200	6,634
		53,079
Beverage / Bottling - 0.26%
Bottling Group, LLC,
5.125%, 1-15-19	2,800	3,113

Biotechnology - 0.79%
Amgen Inc.:
6.150%, 6-1-18	6,000	7,102
5.700%, 2-1-19	2,000	2,325
		9,427
Brewers - 0.92%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (B)	8,000	8,750
5.375%, 1-15-20	2,000	2,157
		10,907
Broadcasting - 0.43%
CBS Corporation,
8.875%, 5-15-19	4,076	5,131

Building Products - 0.38%
Hanson plc,
7.875%, 9-27-10	4,500	4,511

Cable & Satellite - 1.61%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	5,250	6,500
Comcast Corporation,
5.150%, 3-1-20	4,000	4,192
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	3,098
Walt Disney Company (The),
4.700%, 12-1-12	5,000	5,424
		19,214
CMBS Other - 3.25%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (C)	6,822	7,086
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates,
5.144%, 6-10-44	18,500	19,222
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	6,213
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (C)	6,000	6,230
		38,751
Coal & Consumable Fuels - 0.25%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,023

Computer Hardware - 1.27%
Hewlett-Packard Company:
6.500%, 7-1-12	6,000	6,634
4.750%, 6-2-14	3,000	3,325
International Business Machines Corporation,
7.625%, 10-15-18	4,000	5,146
		15,105
Consumer Finance - 0.83%
Ford Motor Credit Company LLC,
7.000%, 4-15-15	10,000	9,896

Diversified Banks - 0.44%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	5,000	5,298

Diversified Chemicals - 1.63%
Dow Chemical Company (The),
7.600%, 5-15-14	1,975	2,281
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	3,900	4,234
5.875%, 1-15-14	2,150	2,449
5.750%, 3-15-19	9,000	10,397
		19,361
Diversified Metals & Mining - 0.33%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	3,500	3,903

Electric - 0.77%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	1,218	1,279
NorthWestern Corporation,
6.340%, 4-1-19	7,000	7,873
		9,152
Electrical Components & Equipment - 0.23%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,793

Environmental & Facilities Services - 0.14%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,609

Finance - Other - 3.70%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	10,000	9,976
General Electric Capital Corporation:
5.250%, 10-19-12	5,250	5,613
3.750%, 11-14-14	11,000	11,257
5.625%, 5-1-18	5,500	5,849
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,300	2,447
Western Union Company (The),
6.500%, 2-26-14	8,000	8,989
		44,131
Gas - Local Distribution - 0.60%
AGL Capital Corporation,
7.125%, 1-14-11	7,000	7,206

Gas Pipe Lines - 1.69%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	9,604	10,566
Northern Natural Gas,
7.000%, 6-1-11 (D)	3,000	3,155
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	6,000	6,335
		20,056
Health Care Facilities - 0.05%
HCA Inc.,
8.750%, 9-1-10	609	613

Health Care Supply - 0.70%
Medtronic, Inc.,
3.000%, 3-15-15	8,000	8,291

Household Appliances - 0.25%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (D)	3,000	2,970

Household Products - 1.14%
Procter & Gamble Company (The),
8.000%, 9-1-24	10,000	13,646

Industrial - Other - 0.36%
Bombardier Inc.,
7.500%, 3-15-18 (B)	4,200	4,326

Industrial Conglomerates - 0.44%
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,220

Industrial Machinery - 0.66%
Illinois Tool Works Inc.,
5.150%, 4-1-14	7,000	7,859

Integrated Telecommunication Services - 0.63%
AT&T Inc.:
4.950%, 1-15-13	2,000	2,172
5.800%, 2-15-19	1,500	1,690
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	3,500	3,660
		7,522
Investment Banking & Brokerage - 1.60%
Goldman Sachs Group, Inc. (The),
5.375%, 3-15-20	7,000	6,922
Morgan Stanley,
4.100%, 1-26-15	12,450	12,138
		19,060
Life Insurance - 0.43%
Prudential Financial, Inc.,
4.750%, 9-17-15	5,000	5,165

Metals / Mining - 0.71%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	7,000	8,493

Multi-Utilities - 1.61%
Dominion Resources, Inc.,
5.250%, 8-1-33	7,500	8,211
Duke Energy Carolinas, LLC,
4.300%, 6-15-20	3,250	3,436
Duke Energy Corporation,
6.250%, 1-15-12	3,325	3,583
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	4,000	4,066
		19,296
Oil & Gas - 1.05%
Shell International Finance B.V.,
4.375%, 3-25-20	7,000	7,244
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	4,500	5,287
		12,531
Oil & Gas Equipment & Services - 0.73%
Halliburton Company:
6.150%, 9-15-19	3,000	3,289
6.750%, 2-1-27	4,950	5,363
		8,652
Oilfield Machinery & Service - 0.85%
Weatherford International, Inc.,
5.950%, 6-15-12	9,500	10,177

Other Diversified Financial Services - 0.27%
Bank of America Corporation,
6.500%, 8-1-16	3,000	3,248

Other Non-Agency REMIC/CMO - 2.88%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	9,760	8,493
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	8,250	6,117
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	6,000	3,885
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	1,613	1,647
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.626%, 3-25-35 (C)	6,288	660
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.954%, 2-25-34 (C)	2,747	798
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
3.250%, 9-25-34 (C)	2,603	15
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
3.163%, 12-25-34 (C)	3,398	23
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.399%, 3-25-34 (C)	3,439	505
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
3.108%, 5-25-34 (C)	2,875	113
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	7,000	5,962
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	6,109	6,107
		34,325
Packaged Foods & Meats - 0.99%
Kraft Foods Inc.:
4.125%, 2-9-16	7,625	8,052
5.375%, 2-10-20	3,500	3,753
		11,805
Paper / Forest Products - 0.09%
Westvaco Corporation,
7.500%, 6-15-27	1,050	1,029

Pharmaceuticals - 3.50%
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	7,500	8,588
Johnson & Johnson,
5.150%, 7-15-18	6,000	6,813
Merck & Co., Inc.,
4.750%, 3-1-15	4,500	5,010
Novartis Capital Corporation:
2.900%, 4-24-15	5,000	5,146
4.400%, 4-24-20	2,000	2,158
Pfizer Inc.,
5.350%, 3-15-15	8,400	9,520
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	4,000	4,438
		41,673
Property & Casualty Insurance - 1.76%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	7,000	7,364
4.750%, 5-15-12	4,500	4,778
5.000%, 8-15-13	8,000	8,787
		20,929
Service - Other - 0.28%
Trustees of Princeton University (The),
4.950%, 3-1-19	3,000	3,339

Soft Drinks - 0.78%
Coca-Cola Company (The),
5.350%, 11-15-17	7,000	8,010
PepsiCo, Inc.,
7.900%, 11-1-18	1,000	1,294
		9,304
Telecommunications - 1.62%
British Telecommunications plc,
5.150%, 1-15-13	10,000	10,490
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	6,000	6,432
New York Telephone Company,
6.700%, 11-1-23	2,250	2,360
		19,282
Tobacco - 0.58%
Philip Morris International Inc.,
4.500%, 3-26-20	6,800	6,912

Utilities - Water - 0.28%
California Water Service Company,
5.875%, 5-1-19	3,000	3,277

Wireless Telecommunication Service - 0.48%
America Movil, S.A.B. de C.V.,
5.000%, 3-30-20 (B)	5,500	5,688

TOTAL CORPORATE DEBT SECURITIES - 49.17%		$585,894
(Cost: $570,512)

MUNICIPAL BONDS - TAXABLE
Massachusetts - 0.35%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10-1-18	3,750	4,167

New York - 1.06%
NYC Indl Dev Agy,
11.000%, 3-1-29 (D)	10,750	12,611

TOTAL MUNICIPAL BONDS - TAXABLE - 1.41%		$16,778

(Cost: $14,500)

OTHER GOVERNMENT SECURITIES
Brazil - 0.13%
Federative Republic of Brazil (The),
9.250%, 10-22-10	1,500	1,543

Canada - 0.93%
Province de Quebec,
7.140%, 2-27-26	9,200	11,041

TOTAL OTHER GOVERNMENT SECURITIES - 1.06%		$12,584
(Cost: $10,941)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 4.61%
Federal Farm Credit Bank:
4.350%, 9-2-14	10,000	11,066
4.600%, 1-29-20	7,500	8,264
Federal Home Loan Bank,
1.750%, 12-14-12	8,000	8,156
Federal National Mortgage Association:
4.000%, 1-18-13	5,000	5,084
1.450%, 6-29-15	12,000	12,020
3.100%, 10-16-15	10,000	10,338
		54,928
Mortgage-Backed Obligations - 24.24%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2-15-23	8,337	8,726
4.500%, 6-15-27	9,469	9,981
4.500%, 5-15-32	8,848	9,721
5.260%, 6-1-34	972	1,036
4.000%, 11-15-36	7,811	8,262
4.500%, 5-15-39	3,985	4,284
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	898	916
5.000%, 5-15-19	4,500	4,902
5.000%, 7-15-19	1,416	1,425
5.000%, 5-15-23	5,500	5,965
4.250%, 3-15-31	684	693
5.000%, 5-15-31	5,310	5,448
5.500%, 9-15-31	4,710	4,894
5.500%, 5-15-34	1,245	1,335
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (E)
5.000%, 9-15-31	4,407	323
5.500%, 10-15-31	5,218	203
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	1,153	1,185
4.500%, 4-1-18	1,532	1,624
4.500%, 3-1-19	1,523	1,623
4.500%, 10-1-20	5,791	6,179
5.000%, 6-1-21	2,623	2,814
5.500%, 3-1-22	4,781	5,181
6.000%, 7-1-22	2,258	2,454
6.000%, 8-1-22	1,516	1,648
5.000%, 7-1-25	4,112	4,362
6.000%, 2-1-27	2,369	2,586
5.000%, 3-1-35	2,861	3,033
5.500%, 10-1-35	3,350	3,605
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	8,500	9,210
5.000%, 6-25-18	6,750	7,347
5.000%, 9-25-18	5,000	5,292
5.000%, 3-25-29	6,737	6,941
5.500%, 2-25-32	1,206	1,216
4.000%, 11-25-32	1,235	1,314
4.000%, 3-25-33	1,012	1,077
5.000%, 7-15-33	10,000	10,603
3.500%, 8-25-33	2,877	2,972
4.500%, 12-25-34	4,906	5,244
5.500%, 7-15-36	4,857	5,131
4.500%, 3-25-37	10,059	10,931
5.500%, 4-25-37	8,812	9,551
4.000%, 3-25-39	5,969	6,194
4.500%, 6-25-40	11,804	12,647
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (E)
5.500%, 1-25-33	3,548	424
5.500%, 11-25-36	19,351	2,184
5.500%, 8-25-37	8,331	1,297
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 11-1-18	2,567	2,715
4.500%, 6-1-19	4,355	4,645
4.500%, 8-1-19	4,850	5,173
4.500%, 9-1-19	8,078	8,595
5.000%, 12-1-19	2,523	2,713
5.000%, 6-1-20	1,016	1,091
5.500%, 11-1-22	5,331	5,790
5.500%, 10-1-23	1,604	1,745
5.000%, 4-1-24	4,168	4,448
4.500%, 7-25-24	3,000	3,183
5.000%, 5-1-28	6,935	7,374
5.500%, 9-25-31	3,412	3,560
5.000%, 6-25-32	4,395	4,600
5.500%, 2-1-33	3,478	3,752
6.000%, 4-1-33	1,327	1,464
5.000%, 9-1-33	7,082	7,532
5.500%, 2-1-35	6,556	7,069
5.000%, 5-1-35	3,806	4,040
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	5,000	5,367
		288,839

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 28.85%		$343,767
(Cost: $332,050)

UNITED STATES GOVERNMENT OBLIGATIONS - 15.92%
Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (F)	17,000	11,377
United States Treasury Bonds:
8.000%, 11-15-21	8,900	12,954
6.125%, 11-15-27	19,000	25,035
United States Treasury Notes:
4.250%, 8-15-13	33,300	36,599
4.000%, 2-15-14	9,000	9,871
2.375%, 2-28-15	24,850	25,619
2.500%, 4-30-15	15,000	15,538
3.625%, 8-15-19	30,000	31,751
3.500%, 5-15-20	20,000	20,953
		$189,697
(Cost: $177,998)

SHORT-TERM SECURITIES
Commercial Paper (G) - 2.34%
General Mills, Inc.:
0.270%, 7-8-10	5,000	5,000
0.310%, 7-19-10	5,000	4,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.370%, 7-21-10	3,000	2,999
0.350%, 7-26-10	7,000	6,998
Hewlett-Packard Company,
0.210%, 7-9-10	2,809	2,809
Straight-A Funding, LLC (Federal Financing Bank),
0.290%, 8-12-10	5,000	4,998
		27,803
Commercial Paper (backed by irrevocable bank letter of credit) (G) - 0.25%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.290%, 7-12-10	3,000	3,000

Master Note - 0.12%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (H)	1,450	1,450

TOTAL SHORT-TERM SECURITIES - 2.71%		$32,253
(Cost: $32,253)

TOTAL INVESTMENT SECURITIES - 99.12%		$1,180,973
(Cost: $1,138,254)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.88%		10,513

NET ASSETS - 100.00%		$1,191,486

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$––	$585,894	$––
Municipal Bonds	––	16,778	––
Other Government Securities	––	12,584	––
United States Government Agency Obligations	––	343,767	––
United States Government Obligations	––	189,697	––
Short-Term Securities	––	32,253	––

Total Investments in Securities	$––	$1,180,973	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 10-1-09	$1,039
Net realized gain (loss)	(2,020)
Net unrealized appreciation (depreciation)	1,979
Purchases	33
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	(1,031)

Ending Balance 6-30-10	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $36,215 or 3.04% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees.    At June 30, 2010, the total value of these securities amounted to $18,736 or 1.57% of net assets.

(E)Amount shown in principal column represents notional amount for computation of interest.

(F)Zero coupon bond.

(G)Rate shown is the yield to maturity at June 30, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.
The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Security
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Cash Management (in thousands)

JUNE 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
Bemis Company, Inc.,
0.340%, 7-6-10	$5,500	$5,500
Citigroup Funding Inc.,
0.430%, 8-16-10	10,000	9,994
Corporacion Andina de Fomento:
0.160%, 7-2-10	5,000	5,000
0.260%, 7-16-10	17,000	16,998
1.070%, 10-5-10	11,000	10,968
1.090%, 10-15-10	10,000	9,968
CVS Caremark Corporation,
0.000%, 7-1-10	3,500	3,500
Honeywell International Inc.,
0.600%, 12-27-10	10,800	10,768
McCormick & Co. Inc.,
0.000%, 7-1-10	5,500	5,500
McDonald's Corporation,
0.200%, 7-12-10	7,500	7,500
PACCAR Financial Corp.:
0.510%, 8-26-10	5,000	4,996
0.490%, 9-3-10	20,000	19,982
Prudential Funding LLC,
0.000%, 7-1-10	10,000	10,000
Sonoco Products Co.,
0.000%, 7-1-10	5,500	5,500
Straight-A Funding, LLC (Federal Financing Bank):
0.250%, 7-8-10	18,500	18,499
0.290%, 8-12-10	6,500	6,498
0.310%, 8-17-10	38,000	37,984
0.320%, 8-25-10	27,000	26,986
Wisconsin Electric Power Co.,
0.000%, 7-1-10	21,985	21,985

Total Commercial Paper - 21.32%		238,126
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland):
0.000%, 7-1-10	30,500	30,500
0.300%, 7-27-10	25,000	24,994
ICICI Bank Limited (Bank of America, N.A.),
0.630%, 8-17-10	4,000	3,997
River Fuel Company #2, Inc. (Bank of New York (The)),
0.280%, 7-15-10	8,531	8,530
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
0.290%, 7-12-10	1,150	1,150
0.280%, 7-15-10	46,164	46,158

Total Commercial Paper (backed by irrevocable bank letter of credit) - 10.33%		115,329

Master Note 0.66%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (B)	7,358	7,358

Notes
3M Company,
5.610%, 12-12-10	30,750	31,474
Bank of America Corporation:
4.500%, 8-1-10	14,305	14,343
0.593%, 8-13-10 (B)	22,200	22,202
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.566%, 9-13-10 (B)(C)	73,900	73,900
Bank of America, N.A.,
0.557%, 7-22-10 (B)	12,800	12,800
BellSouth Corporation,
4.295%, 4-26-11 (D)	20,000	20,546
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.583%, 9-30-10 (B)(C)	37,200	37,200
Citigroup Funding Inc.,
0.573%, 8-13-10 (B)	27,100	27,092
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.438%, 7-30-10 (B)(C)	19,100	19,100
Citigroup Inc.,
6.500%, 1-18-11	12,390	12,692
IBM International Group Capital LLC (International Business Machines Corporation),
0.770%, 8-26-10 (B)	11,000	11,000
Rabobank Nederland,
0.436%, 8-16-10 (B)	7,500	7,500
Royal Bank of Scotland plc (The),
1.097%, 7-28-10 (B)	37,000	37,000
Wells Fargo & Company,
0.765%, 7-26-10 (B)	10,000	10,023

Total Notes - 30.16%		336,872
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Taxable Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.),
0.400%, 7-1-10 (B)	1,715	1,715
EPC - Allentown, LLC, Incremental Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.),
0.400%, 7-1-10 (B)	8,640	8,640
P&W Holdings, LLC, Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.),
0.380%, 7-1-10 (B)	4,015	4,015
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	19,120	19,120
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	12,590	12,590

Total Notes (backed by irrevocable bank letter of credit) - 4.13%		46,080

TOTAL CORPORATE OBLIGATIONS - 66.60%		$743,765
(Cost: $743,765)

MUNICIPAL OBLIGATIONS

Arizona - 0.36%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.),
0.270%, 7-1-10 (B)	4,000	4,000

California - 1.07%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A),
0.160%, 7-1-10 (B)	3,000	3,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A),
0.130%, 7-1-10 (B)	4,000	4,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (B)	5,000	5,000
		12,000
Colorado - 1.41%
Castle Pines North Fin Corp, Var Rate Cert of Participation, Ser 2009 (Wells Fargo Bank, N.A.),
0.300%, 7-1-10 (B)	3,075	3,075
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.250%, 7-1-10 (B)	1,000	1,000
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.),
0.190%, 7-7-10 (B)	7,000	7,000
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.),
0.300%, 7-1-10 (B)	3,000	3,000
Westminster Econ Dev Auth, CO, Tax Increment Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.),
0.300%, 7-1-10 (B)	1,630	1,630
		15,705
Florida - 0.57%
City of Cape Coral, Florida (Bank of America, N.A.),
0.330%, 7-6-10	6,399	6,399

Georgia - 4.79%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	4,865	4,865
Habersham Cnty Dev Auth, Tax-Exempt Adj Mode, Indl Dev Rev Bonds (Stellcell of North America, Inc. Proj), Ser 2009 (Bank of America, N.A.),
0.470%, 7-1-10 (B)	6,500	6,500
Muni Elec Auth of GA:
0.370%, 7-1-10	2,243	2,243
0.370%, 7-6-10	14,173	14,173
0.400%, 8-5-10	25,728	25,728
		53,509
Illinois - 3.68%
Chicago, IL, Econ Dev Rev Bonds (Crane Carton Co Proj), Ser 1992 (Bank of America, N.A.),
0.400%, 7-1-10 (B)	3,000	3,000
Chicago, IL, GO Tender Notes, Taxable Ser 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	22,500	22,500
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.),
0.280%, 7-1-10 (B)	10,550	10,550
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.),
0.260%, 7-1-10 (B)	5,000	5,000
		41,050
Indiana - 0.18%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Obligated Group), Ser 2009H (JPMorgan Chase Bank, N.A.),
0.220%, 7-1-10 (B)	2,000	2,000

Louisiana - 1.24%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.450%, 7-1-10 (B)	5,500	5,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)),
0.190%, 7-1-10 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.110%, 7-1-10 (B)	3,300	3,300
		13,800
Maryland - 0.72%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	8,085	8,085

Massachusetts - 1.25%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.),
0.240%, 7-1-10 (B)	14,000	14,000

Mississippi - 5.86%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	8,919	8,919
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation),
0.140%, 7-1-10 (B)	41,500	41,500
MS Bus Fin Corp, Taxable Indl Dev Rev Bonds (Telapex, Inc. Proj), Ser 2000 (Wachovia Bank, N.A.),
0.350%, 7-1-10 (B)	15,000	15,000
		65,419
Missouri - 0.91%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.),
0.350%, 7-1-10 (B)	6,855	6,855
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (Bank of America, N.A.),
0.400%, 7-1-10 (B)	3,265	3,265
		10,120
New Jersey - 0.85%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (JPMorgan Chase & Co.),
0.260%, 7-1-10 (B)	9,500	9,500

New York - 3.53%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation),
0.230%, 7-1-10 (B)	14,000	14,000
NY State Enrg Research and Dev Auth, Elec Fac Rev Bonds (Long Island Lighting Co Proj) Ser 1997A (Royal Bank of Scotland),
0.250%, 7-1-10 (B)	6,600	6,600
NY State Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.250%, 7-1-10 (B)	18,860	18,860
		39,460
Ohio - 1.14%
Cnty of Lucas, OH, Taxable Arena Impvt Notes (General Oblig Bond Anticipation Notes), Ser 2009,
1.750%, 7-22-10	12,800	12,802

Tennessee - 0.29%
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (Bank of America, N.A.),
0.450%, 7-1-10 (B)	3,280	3,280

Texas - 0.49%
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.480%, 7-1-10 (B)	5,500	5,500

Virginia - 0.45%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.),
0.330%, 7-1-10	5,000	5,000

Washington - 0.20%
WA State Hsng Fin Commission, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apartments Proj), Ser 1996 (U.S. Bank N.A.),
0.270%, 7-1-10 (B)	2,180	2,180

Wisconsin - 2.17%
WI Hlth and Edu Fac Auth, Rev Bonds, Ser 2008-A (U.S. Bank N.A.),
0.600%, 12-2-10	19,000	19,000
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.),
0.220%, 7-1-10 (B)	5,230	5,230
		24,230
Wyoming - 0.63%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.140%, 7-1-10 (B)	7,000	7,000

TOTAL MUNICIPAL OBLIGATIONS - 31.79%		$355,039

(Cost: $355,039)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.03%
United States Government Agency Obligations
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.787%, 10-15-10 (B)	22,655	$22,655

(Cost: $22,655)

TOTAL INVESTMENT SECURITIES - 100.42%		$1,121,459
(Cost: $1,121,459)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.42%)		(4,697)

NET ASSETS - 100.00%		$1,116,762

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$––	$743,765	$––
Municipal Obligations	––	355,039	––
United States Government Agency Obligations	––	22,655	––

Total Investments in Securities	$––	$1,121,459	$––

(A)Rate shown is the yield to maturity at June 30, 2010.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

SCHEDULE OF INVESTMENTS
Global Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS - 0.23%	Shares	Value
Oil & Gas Drilling
Seadrill Limited	98	$1,790

(Cost: $1,854)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense - 0.93%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$6,000	6,024
Raytheon Company,
5.375%, 4-1-13	1,000	1,100
		7,124
Agricultural Products - 2.51%
BFF International Limited,
7.250%, 1-28-20 (B)	3,000	3,075
Bunge Limited Finance Corp.:
7.800%, 10-15-12	4,000	4,589
5.350%, 4-15-14	1,200	1,268
CCL Finance Limited:
9.500%, 8-15-14 (B)	6,000	6,854
9.500%, 8-15-14	1,850	2,114
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	1,200	1,192
		19,092
Air Freight & Logistics - 0.05%
FedEx Corporation,
7.375%, 1-15-14	300	350

Banking - 3.69%
Banco BMG S.A.:
8.750%, 7-1-10 (B)	667	667
8.750%, 7-1-10	544	544
9.150%, 1-15-16	2,000	2,120
9.150%, 1-15-16 (B)	500	530
Banco Cruzeiro do Sul S.A.:
9.375%, 9-26-11	1,382	1,408
8.500%, 2-20-15 (A)	7,500	7,555
Banco Industrial e Comercial S.A.,
6.250%, 1-20-13 (B)	3,500	3,535
Banco Santander (Brasil) S.A.,
4.500%, 4-6-15 (A)	2,250	2,217
Export-Import Bank of Korea (The),
5.500%, 10-17-12	5,000	5,306
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8-29-49 (C)	2,500	2,300
VTB Capital S.A.,
6.609%, 10-31-12 (B)	2,000	2,055
		28,237
Beverage / Bottling - 0.72%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (D)	BRL6,050	3,251
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	$2,000	2,255
		5,506
Brewers - 1.34%
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10-15-12	1,250	1,283
Miller Brewing Company,
5.500%, 8-15-13	3,300	3,612
Molson Coors Capital Finance,
4.850%, 9-22-10	2,000	2,018
SABMiller plc,
5.700%, 1-15-14 (A)	3,000	3,316
		10,229
Cable & Satellite - 0.81%
Pontis Ltd.:
6.250%, 7-20-10 (A)	4,000	3,919
6.250%, 7-20-10	2,350	2,303
		6,222
Coal & Consumable Fuels - 0.53%
Peabody Energy Corporation,
6.875%, 3-15-13	4,000	4,030

Communications Equipment - 0.65%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (E)	4,400	4,994

Construction Business - 0.99%
Odebrecht Finance Ltd.:
9.625%, 4-9-14 (B)	6,000	6,990
7.500%, 10-18-17	524	549
		7,539
Construction Materials - 0.44%
CEMEX Espana, S.A.:
9.250%, 5-12-20 (A)	3,346	2,911
9.250%, 5-12-20	557	485
		3,396
Consumer Products - 0.05%
Clorox Co.,
5.450%, 10-15-12	385	419

Distillers & Vintners - 1.24%
Central European Distribution Corporation,
9.125%, 12-1-16 (B)	3,000	2,895
Diageo Capital plc,
5.200%, 1-30-13	5,000	5,440
Diageo Finance B.V.,
5.500%, 4-1-13	1,000	1,100
		9,435
Diversified Banks - 0.82%
ICICI Bank Limited:
5.750%, 1-12-12 (B)	3,000	3,092
6.625%, 10-3-12 (B)	3,000	3,155
		6,247
Diversified Chemicals - 0.15%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,155

Diversified Metals & Mining - 2.14%
Anglo American Capital plc,
9.375%, 4-8-14 (B)	5,000	5,979
BHP Billiton Finance (USA) Limited,
8.500%, 12-1-12	1,500	1,738
Southern Peru Copper Corporation,
6.375%, 7-27-15 (A)	1,375	1,536
Teck Resources Limited,
9.750%, 5-15-14	6,000	7,093
		16,346
Diversified Telecom - 0.07%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	510

Electric - 5.87%
Abu Dhabi National Energy Company PJSC:
5.620%, 10-25-12	3,000	3,113
5.620%, 10-25-12 (B)	3,000	3,113
Allegheny Energy, Inc.,
8.250%, 4-15-12 (B)	5,000	5,463
Aquila, Inc.,
11.875%, 7-1-12 (C)	2,500	2,879
DPL Inc.,
6.875%, 9-1-11	1,500	1,588
Empresa Nacional de Electricidad S.A.,
8.350%, 8-1-13	3,000	3,433
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	2,500	2,521
HQI Transelec Chile S.A.,
7.875%, 4-15-11	1,312	1,377
Korea Southern Power Co., Ltd.,
5.375%, 4-18-13 (B)	2,000	2,134
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,080
PPL Energy Supply, LLC:
6.400%, 11-1-11	5,300	5,645
6.300%, 7-15-13	700	776
Star Energy Geothermal (Wayang Windu) Limited,
11.500%, 2-12-15 (B)	3,750	3,881
TransAlta Corporation,
5.750%, 12-15-13	3,500	3,815
UtiliCorp United Inc.,
7.950%, 2-1-11	3,900	4,035
		44,853
Electronics - 0.39%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	2,983	2,979

Energy - 0.32%
CITIC Resources Finance (2007) Limited,
6.750%, 5-15-14 (B)	2,500	2,450

Environmental & Facilities Services - 0.53%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,000	4,081

Finance Companies - 0.40%
SLM Corporation,
3.864%, 4-1-14 (C)	2,500	2,073
Toyota Motor Credit Corporation,
3.740%, 1-18-15 (C)	1,000	980
		3,053
Fishery - 0.25%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2-10-17	1,970	1,926

Food Processors - 1.64%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13 (A)	6,000	6,531
Cargill, Inc.,
6.375%, 6-1-12 (B)	3,370	3,658
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5-1-14	2,100	2,355
		12,544
Forest Products - 0.73%
Sino-Forest Corporation,
10.250%, 7-28-14 (B)	5,250	5,578

Gas - Local Distribution - 2.45%
AGL Capital Corporation,
7.125%, 1-14-11	5,000	5,147
DCP Midstream, LLC,
9.700%, 12-1-13 (B)	5,000	5,999
Midcontinent Express Pipeline LLC,
5.450%, 9-15-14	3,500	3,643
National Fuel Gas Company,
6.700%, 11-21-11	3,700	3,943
		18,732
Gas Pipe Lines - 2.76%
KeySpan Corporation,
7.625%, 11-15-10	2,905	2,975
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	6,243	6,868
Plains All American Pipeline, L.P., and PAA Finance Corp.:
7.750%, 10-15-12	2,900	3,221
5.625%, 12-15-13	400	435
TransCapital Limited,
7.700%, 8-7-13	2,800	3,030
TransCapitalInvest Limited,
6.103%, 6-27-12 (B)	2,000	2,091
Transneft,
6.103%, 6-27-12	500	523
Transportadora de Gas del Sur S.A.,
7.875%, 5-14-17 (B)	2,000	1,920
		21,063
Health Care Facilities - 1.06%
HCA Inc.:
6.750%, 7-15-13	2,200	2,156
9.125%, 11-15-14	2,775	2,903
HealthSouth Corporation,
10.750%, 6-15-16	2,775	2,997
		8,056
Health Care Facilities / Supplies - 0.04%
DASA Finance Corporation,
8.750%, 5-29-18	300	325

Home Builders - 0.20%
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4-19-16	1,500	1,545

Homebuilding - 0.34%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	2,650	2,604

Hotels, Resorts & Cruise Lines - 0.65%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	4,872	4,994

Household Appliances - 0.52%
Controladora Mabe, S.A. de C.V.:
6.500%, 12-15-15	2,000	1,980
6.500%, 12-15-15 (A)	2,000	1,980
		3,960
Industrial - Other - 0.51%
Bombardier Inc.,
7.500%, 3-15-18 (B)	2,400	2,472
Rearden G Holdings EINS GmbH,
7.875%, 3-30-20	1,400	1,420
		3,892
Industrial Machinery - 0.31%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	2,125	2,363

Investment Banking & Brokerage - 0.13%
Morgan Stanley,
4.310%, 5-1-14 (C)	1,000	988

Metals / Mining - 4.72%
ALROSA Finance S.A.,
8.875%, 11-17-14	4,000	4,240
Indo Integrated Energy B.V.,
8.500%, 6-1-12	7,400	7,663
PT Adaro Indonesia,
7.625%, 10-22-19	1,500	1,515
Raspadskaya Securities Limited,
7.500%, 5-22-12	4,500	4,455
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	6,750	8,191
Vedanta Resources plc:
8.750%, 1-15-14	2,000	2,100
8.750%, 1-15-14	1,650	1,749
Xstrata Canada Corporation,
8.375%, 2-15-11	5,850	6,098
		36,011
Multi-Utilities - 1.02%
Black Hills Corporation:
6.500%, 5-15-13	5,000	5,436
9.000%, 5-15-14	2,000	2,340
		7,776
Office Electronics - 0.14%
Xerox Corporation,
5.500%, 5-15-12	1,000	1,066

Oil & Gas - 3.50%
Cenovus Energy Inc.,
4.500%, 9-15-14 (B)	2,000	2,137
Empresa Nacional del Petroleo,
6.750%, 11-15-12 (A)	2,400	2,629
Pan American Energy LLC,
7.875%, 5-7-21 (A)	4,000	4,000
Petroleum Geo-Services ASA, Convertible,
2.700%, 12-3-12	6,800	6,002
PF Export Receivables Master Trust,
6.436%, 6-1-15	2,017	2,088
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A,
6.436%, 6-1-15 (A)	1,614	1,670
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9-30-14 (B)	3,000	3,201
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,500	2,937
TNK-BP Finance S.A.,
6.125%, 3-20-12	2,000	2,040
		26,704
Oil & Gas Drilling - 1.26%
Pride International, Inc.,
7.375%, 7-15-14	6,825	6,800
Seadrill Limited, Convertible,
3.625%, 11-8-12	3,100	2,799
		9,599
Oil & Gas Equipment & Services - 0.39%
Smith International, Inc.,
8.625%, 3-15-14	2,500	2,969

Oil & Gas Exploration & Production - 0.12%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	1,000	905

Oil & Gas Storage & Transportation - 0.55%
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	3,100	3,287
ONEOK Partners, L.P.,
5.900%, 4-1-12	865	923
		4,210
Oilfield Machinery & Service - 1.07%
Frontier Oil Corporation,
6.625%, 10-1-11	2,780	2,790
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,357
		8,147
Paper / Forest Products - 2.11%
Celulosa Arauco y Constitucion S.A.:
8.625%, 8-15-10	2,350	2,367
7.750%, 9-13-11	3,750	4,000
Fibria Overseas Finance Ltd.,
7.500%, 5-4-20 (A)	3,589	3,643
International Paper Company,
7.400%, 6-15-14	5,350	6,099
		16,109
Pharmaceuticals - 0.24%
Shire plc, Convertible,
2.750%, 5-9-14	1,900	1,838

Publishing - 0.71%
Pearson Dollar Finance Two plc:
5.500%, 5-6-13 (B)	3,000	3,234
5.500%, 5-6-13	2,000	2,156
		5,390
Railroads - 1.55%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	4,500	4,876
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	2,250	2,295
7.375%, 6-1-14	3,500	3,561
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	750	900
TFM, S.A. de C.V.,
9.375%, 5-1-12	197	202
		11,834
Restaurants - 0.31%
Arcos Dorados B.V.,
7.500%, 10-1-19 (B)	2,250	2,351

Retail Stores - Other - 0.40%
Parkson Retail Group Limited,
7.125%, 5-30-12	3,000	3,077

Service - Other - 0.73%
Waste Management, Inc.,
7.375%, 8-1-10	5,575	5,599

Soft Drinks - 0.88%
Coca-Cola HBC Finance B.V.,
5.500%, 9-17-15	3,900	4,338
PepsiAmericas, Inc.,
5.750%, 7-31-12	2,200	2,410
		6,748
Steel - 0.95%
ArcelorMittal,
9.000%, 2-15-15	2,250	2,648
Evraz Group S.A.:
8.875%, 4-24-13 (B)	4,000	4,104
8.875%, 4-24-13	500	513
		7,265
Telecommunications - 0.52%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7-15-13	3,750	3,988

Tobacco - 0.23%
B.A.T. International Finance plc,
8.125%, 11-15-13 (B)	1,500	1,771

Trading Companies & Distributors - 1.00%
Noble Group Limited,
8.500%, 5-30-13 (B)	6,900	7,607

Transportation - 0.31%
TGI International Ltd.,
9.500%, 10-3-17	2,100	2,339

Utilities - 3.94%
CESP - Companhia Energetica de Sao Paulo:
9.750%, 1-15-15 (A)(D)	BRL6,400	4,365
9.750%, 1-15-15 (D)	4,500	3,069
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16 (B)	$2,000	1,800
8.875%, 12-15-16	1,000	900
Empresa Distribuidora y Comercializadora Norte S.A.,
10.500%, 10-9-17	1,810	1,860
Hidroelectrica El Chocon S.A.,
4.037%, 9-15-11 (C)	1,600	1,416
Hidroelectrica Piedra del Aguila S.A.,
9.000%, 7-11-17 (A)	500	496
IPALCO Enterprises, Inc.,
8.625%, 11-14-11	5,500	5,720
Majapahit Holding B.V.,
7.250%, 10-17-11 (A)	1,000	1,050
NiSource Finance Corp.,
7.875%, 11-15-10	5,000	5,110
Veolia Environment,
5.250%, 6-3-13	4,000	4,318
		30,104
Wireless Telecommunication Service - 2.19%
America Movil, S.A. de C.V.,
5.500%, 3-1-14	3,000	3,270
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (B)	2,000	2,052
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	3,500	3,547
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (D)	RUB115,000	3,712
Sprint Capital Corporation,
7.625%, 1-30-11	$2,000	2,035
VIP Finance Ireland Limited,
8.375%, 4-30-13 (B)	2,000	2,116
		16,732

TOTAL CORPORATE DEBT SECURITIES - 65.07%		$496,956
(Cost: $474,815)

OTHER GOVERNMENT SECURITIES
Argentina - 0.56%
Republic of Argentina (The),
0.000%, 12-15-35 (E)	56,000	4,270

Norway - 1.12%
Norway Government Bonds,
6.000%, 5-16-11 (D)	NOK53,800	8,534

Russia - 0.28%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (D)	RUB65,000	2,139

Supranational - 1.36%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1-15-12 (A)	$4,500	4,657
4.875%, 1-15-12	1,500	1,552
Corporacion Andina de Fomento,
7.375%, 1-18-11	2,500	2,582
European Bank for Reconstruction and Development,
6.500%, 12-20-10 (D)	RUB50,000	1,615
		10,406
United Kingdom - 1.80%
United Kingdom Treasury,
4.250%, 3-7-11 (D)	GBP9,000	13,787

TOTAL OTHER GOVERNMENT SECURITIES - 5.12%		$39,136
(Cost: $45,882)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 7.01%
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 5-15-24	$ 2,717	2,866
4.000%, 11-15-36	2,717	2,874
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
4.500%, 8-15-17	579	11
5.000%, 5-15-18	964	90
5.000%, 4-15-19	98	6
5.000%, 4-15-19	46	2
5.000%, 11-15-22	160	5
5.500%, 3-15-23	89	9
5.000%, 5-15-23	78	3
5.000%, 8-15-23	64	3
5.500%, 2-15-24	572	18
5.500%, 4-15-25	463	16
5.500%, 10-15-25	1,065	117
5.000%, 4-15-26	94	––	*
5.000%, 10-15-28	446	9
5.000%, 8-15-30	2,453	65
5.000%, 10-15-30	1,250	53
5.500%, 3-15-31	76	3
5.500%, 10-15-32	2,360	178
5.500%, 1-15-33	564	71
5.500%, 5-15-33	1,789	219
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10-1-35	7,747	8,095
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1-25-19	2,519	2,655
4.000%, 9-25-24	2,557	2,692
5.000%, 2-25-35	5,887	6,164
3.500%, 9-25-39	2,925	3,025
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 5-25-22	45	1
5.000%, 6-25-22	5,874	398
5.500%, 6-25-23	116	13
4.000%, 7-15-23	23,089	2,669
5.000%, 7-25-23	12,249	1,558
5.000%, 8-25-23	376	18
4.000%, 12-15-23	8,400	997
4.000%, 2-15-24	2,832	340
4.000%, 4-15-24	10,262	1,186
4.500%, 4-25-30	548	31
5.000%, 9-25-30	453	14
5.000%, 3-25-31	1,470	53
5.000%, 8-15-31	859	64
5.500%, 1-25-33	5,712	683
5.000%, 8-25-33	8,584	995
5.500%, 12-25-33	2,206	172
5.500%, 8-25-35	1,270	155
5.500%, 11-25-36	2,613	295
6.500%, 7-15-37	1,577	224
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-1-22	2,163	2,349
5.000%, 8-1-23	2,906	3,105
5.000%, 7-1-34	2,525	2,683
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	4,409	568
5.000%, 6-16-29	1,328	15
5.000%, 10-20-32	500	65
7.000%, 5-20-33	1,530	302
5.500%, 7-16-33	661	86
5.000%, 7-20-33	1,467	110
6.000%, 9-16-33	4,513	652
5.500%, 11-20-33	225	18
5.500%, 6-20-35	210	28
5.500%, 7-20-35	490	35
5.500%, 10-16-35	509	60
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	4,055	4,325
		$53,516
(Cost: $57,141)

UNITED STATES GOVERNMENT OBLIGATIONS - 11.25%
Treasury Obligations
United States Treasury Notes:
1.125%, 12-15-11	65,000	65,629
1.375%, 2-15-13	20,000	20,267
		$85,896
(Cost: $84,744)

SHORT-TERM SECURITIES
Commercial Paper (G) - 3.76%
CVS Caremark Corporation,
0.390%, 7-12-10	4,000	3,999
General Mills, Inc.,
0.320%, 7-9-10	3,000	3,000
Hewlett-Packard Company,
0.160%, 7-22-10	7,000	6,999
ITT Corporation,
0.000%, 7-1-10	4,000	4,000
Kellogg Co.,
0.000%, 7-1-10	10,695	10,696
		28,694
Master Note - 0.30%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (H)	2,274	2,274

Municipal Obligations - Taxable - 5.18%
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.250%, 7-1-10 (H)	8,000	8,000
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.),
0.270%, 7-1-10 (H)	15,925	15,925
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.290%, 7-1-10 (H)	3,000	3,000
Phoenix Civic Impvt Corp, Arpt Rev Bond Anticipation Notes (Bank of America, N.A.),
0.320%, 7-6-10	12,650	12,650
		39,575

TOTAL SHORT-TERM SECURITIES - 9.24%		$70,543
(Cost: $70,543)

TOTAL INVESTMENT SECURITIES - 97.92%		$747,837
(Cost: $734,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.08%		15,855

NET ASSETS - 100.00%		$763,692

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,790	$––	$––
Corporate Debt Securities	––	491,818	5,138
Other Government Securities	––	36,997	2,139
United States Government Agency Obligations	––	53,516	––
United States Government Obligations	––	85,896	––
Short-Term Securities	––	70,543	––

Total Investments in Securities	$1,790	$738,770	$7,277

Forward Foreign Currency Contracts	$––	$21	$––

Liabilities
Forward Foreign Currency Contracts	$––	$262	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10-1-09	$3,791	$2,075
Net realized gain (loss)	(16)	––
Net unrealized appreciation (depreciation)	(5)	64
Purchases	––	––
Sales	(699)	––
Transfers into Level 3 during the period	2,067	––
Transfers out of Level 3 during the period	––	––

Ending Balance 6-30-10	$5,138	$2,139

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$(5)	$64

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Goldman Sachs International	245,703	3-24-11	$––	$127
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,200	12-7-11	21	––
Sell	Japanese Yen	Deutsche Bank AG	1,352,100	5-10-11	––	135

					$21	$262

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $61,020 or 7.99% of net assets.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $114,827 or 15.04% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, GBP - British Pound, NOK - Norwegian Krone and RUB - Russian Ruble).

(E)Zero coupon bond.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)Rate shown is the yield to maturity at June 30, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Government Securities Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations - 24.67%
Federal Farm Credit Bank:
4.350%, 9-2-14	$5,000	$5,533
5.250%, 1-6-16	6,000	6,913
4.600%, 1-29-20	5,000	5,510
Federal Home Loan Bank:
2.375%, 3-14-14	9,400	9,662
5.375%, 6-13-14	6,000	6,824
4.500%, 9-13-19	12,900	13,996
4.125%, 3-13-20	8,000	8,428
Federal Home Loan Mortgage Corporation,
4.750%, 11-17-15	10,000	11,266
Federal National Mortgage Association:
4.375%, 7-17-13	12,000	13,149
2.875%, 12-11-13	6,650	6,983
1.450%, 6-29-15	4,000	4,007
3.000%, 6-30-15	6,000	6,130
3.100%, 10-16-15	5,360	5,541
Private Export Funding Corporation,
4.375%, 3-15-19	6,000	6,501
		110,443
Mortgage-Backed Obligations - 46.76%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.027%, 1-25-12	1,630	1,630
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2-15-23	3,705	3,878
4.500%, 6-15-27	4,735	4,991
4.500%, 5-15-32	4,000	4,395
5.000%, 9-15-34	3,352	3,539
4.000%, 11-15-36	3,700	3,913
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4-15-18	3,950	4,331
5.000%, 5-15-19	4,500	4,902
5.000%, 5-15-23	8,000	8,676
5.000%, 5-15-31	1,611	1,652
5.500%, 10-15-31	6,768	6,931
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (A)
5.000%, 9-15-31	1,469	108
5.500%, 10-15-31	1,736	68
5.500%, 1-15-38	11,479	1,420
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10-1-20	3,620	3,862
5.500%, 3-1-22	1,379	1,495
6.000%, 7-1-22	1,807	1,963
4.500%, 3-1-23	6,661	7,041
5.000%, 7-1-25	1,371	1,454
5.000%, 3-1-35	1,300	1,379
5.500%, 10-1-35	1,031	1,110
5.000%, 11-1-35	13,042	13,824
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	7,000	7,585
5.000%, 6-25-18	6,000	6,531
5.500%, 2-25-32	1,357	1,368
4.000%, 3-25-33	930	989
5.000%, 7-15-33	6,000	6,362
3.500%, 8-25-33	3,037	3,137
4.500%, 3-25-37	4,042	4,392
4.000%, 3-25-39	2,653	2,753
4.500%, 6-25-40	5,902	6,323
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (A)
5.500%, 1-25-33	1,178	141
5.500%, 11-25-36	3,884	438
5.500%, 8-25-37	2,794	435
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 6-1-19	1,814	1,935
4.500%, 8-1-19	3,531	3,766
4.500%, 9-1-19	4,039	4,299
5.000%, 12-1-19	1,593	1,713
4.500%, 11-1-20	3,846	4,097
5.500%, 11-1-22	2,403	2,610
5.500%, 10-1-23	1,021	1,111
5.000%, 4-1-24	1,631	1,740
4.500%, 7-25-24	6,000	6,366
5.000%, 4-1-28	4,887	5,197
5.000%, 5-1-28	4,045	4,301
5.500%, 9-25-31	3,412	3,560
5.000%, 6-25-32	7,115	7,448
5.500%, 2-1-33	1,740	1,877
5.000%, 3-25-33	4,000	4,272
6.000%, 4-1-33	3,054	3,369
5.000%, 9-1-33	3,000	3,190
5.500%, 12-1-34	4,900	5,276
5.000%, 5-1-35	1,359	1,443
6.000%, 4-1-39	6,748	7,327
Government National Mortgage Association Agency REMIC/CMO:
4.585%, 8-16-34	3,000	3,220
5.000%, 4-16-39	4,656	5,085
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.800%, 6-1-15	326	345
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2-15-30	2,510	2,740
		209,303

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 71.43%		$319,746
(Cost: $304,162)

UNITED STATES GOVERNMENT OBLIGATIONS - 26.55%
Treasury Obligations
United States Treasury Bonds:
9.000%, 11-15-18	10,000	14,809
4.375%, 5-15-40	20,000	21,684
United States Treasury Notes:
4.000%, 2-15-14	10,000	10,968
4.250%, 8-15-14	10,000	11,119
2.375%, 2-28-15	20,000	20,619
3.625%, 8-15-19	15,000	15,875
3.500%, 5-15-20	22,650	23,730
		$118,804
(Cost: $113,402)

SHORT-TERM SECURITIES - 1.43%
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 6-30-10 to be repurchased at $6,378,
0.010%, 7-1-10 (B)	6,378	$6,378

(Cost: $6,378)

TOTAL INVESTMENT SECURITIES - 99.41%		$444,928
(Cost: $423,942)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.59%		2,627

NET ASSETS - 100.00%		$447,555

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$––	$318,116	$1,630
United States Government Obligations	––	118,804	––
Short-Term Securities	––	6,378	––

Total Investments in Securities	$––	$443,298	$1,630

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations
Beginning Balance 10-1-09	$1,856
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(11)
Purchases	––
Sales	(215)
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––

Ending Balance 6-30-10	$1,630

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$(11)

(A) Amount shown in principal column represents notional amount for computation of interest.

(B) Collateralized by $6,389 United States Treasury Note, 1.375% due 10-15-12; market value and accrued interest aggregate $6,502.

Securities with an aggregate market value of $1,630, representing 0.36% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.
The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
High Income Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Casinos & Gaming - 0.07%
Pinnacle Entertainment, Inc. (A)	103	$974

Food Distributors - 0.17%
Dole Food Company, Inc. (A)	214	2,235

Oil & Gas Equipment & Services - 0.19%
Dresser-Rand Group Inc. (A)	79	2,492

Oil & Gas Storage & Transportation - 0.31%
Inergy, L.P.	100	3,958

Railroads - 0.27%
Kansas City Southern (A)	95	3,453

Thrifts & Mortgage Finance - 0.24%
PMI Group, Inc. (The) (A)	1,063	3,072

Wireless Telecommunication Service - 0.04%
NII Holdings, Inc. (A)	17	537

TOTAL COMMON STOCKS - 1.29%		$16,721
(Cost: $20,420)

PREFERRED STOCKS - 0.33%
Communications Equipment
Lucent Technologies Capital Trust I, 7.75% Cumulative (A)	6	$4,311
(Cost: $4,916)

WARRANTS - 0.04%

Fishery
ASG Consolidated LLC, Warrants	7	$513
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense - 0.45%
DynCorp International Inc.,
10.375%, 7-1-17 (B)	$ 2,700	2,707
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (B)	3,000	3,105
		5,812
Agricultural Products - 0.38%
Southern States Cooperative, Inc.,
11.250%, 5-15-15 (B)	5,150	4,944

Apparel, Accessories & Luxury Goods - 0.34%
Oxford Industries, Inc.,
11.375%, 7-15-15	4,000	4,400

Auto Parts & Equipment - 2.12%
Allison Transmission,
11.000%, 11-1-15 (B)	2,782	2,914
ArvinMeritor, Inc.,
10.625%, 3-15-18	1,700	1,802
AutoNation, Inc.,
6.750%, 4-15-18	5,290	5,211
Oshkosh Corporation:
8.250%, 3-1-17	705	733
8.500%, 3-1-20	705	733
Sonic Automotive, Inc.,
9.000%, 3-15-18	15,990	16,230
		27,623
Automobile Manufacturers - 2.54%
Affinia Group Inc.:
9.000%, 11-30-14	5,650	5,678
10.750%, 8-15-16 (B)	10,780	11,749
Asbury Automotive Group, Inc.:
8.000%, 3-15-14	510	504
7.625%, 3-15-17	1,275	1,199
UCI Holdco, Inc.,
8.537%, 12-15-13 (C)(D)	7,148	6,907
United Auto Group, Inc.,
7.750%, 12-15-16	7,500	7,050
		33,087
Banking - 0.67%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (D)	8,500	8,761

Broadband - 1.54%
Broadview Networks Holdings, Inc.,
11.375%, 9-1-12	5,440	5,277
Clearwire Communications LLC:
12.000%, 12-1-15 (B)	6,080	6,057
12.000%, 12-1-15 (B)	4,400	4,362
Level 3 Financing, Inc.:
9.250%, 11-1-14	850	771
10.000%, 2-1-18 (B)	4,050	3,584
		20,051
Broadcasting - 1.42%
Gray Television, Inc.,
10.500%, 6-29-15 (B)	4,120	3,996
SIRIUS XM Radio Inc.,
8.750%, 4-1-15 (B)	14,635	14,416
		18,412
Building Products - 4.53%
Ainsworth Lumber Co. Ltd.,
11.000%, 7-29-15 (B)(C)	21,200	18,968
Goodman Global Group, Inc.:
0.000%, 12-15-14 (B)(E)	21,368	13,034
13.500%, 2-15-16	7,750	8,525
Hillman Group, Inc. (The),
10.875%, 6-1-18 (B)	5,990	6,170
Norcraft Companies, L.P. and Norcraft Finance Corp.:
9.750%, 9-1-12	387	366
10.500%, 12-15-15 (B)	3,650	3,760
Ply Gem Industries, Inc.,
11.750%, 6-15-13	7,850	8,203
		59,026
Cable & Satellite - 2.45%
Cablevision Systems Corporation:
7.750%, 4-15-18	850	850
8.000%, 4-15-20	1,300	1,316
CCO Holdings, LLC and CCO Holdings Capital Corp.:
7.875%, 4-30-18 (B)	1,380	1,387
8.125%, 4-30-20 (B)	920	941
CSC Holdings, Inc.:
8.500%, 6-15-15 (B)	4,900	5,084
8.625%, 2-15-19 (B)	1,400	1,472
DISH DBS Corporation,
7.875%, 9-1-19	12,250	12,739
EchoStar DBS Corporation,
7.750%, 5-31-15	7,000	7,210
Insight Communications Company, Inc.,
9.375%, 7-15-18 (F)	920	920
		31,919
Capital Goods - 0.85%
RBS Global, Inc. and Rexnord LLC:
11.750%, 8-1-16	8,275	8,627
8.500%, 5-1-18 (B)	2,455	2,381
		11,008
Casinos & Gaming - 2.51%
Harrah's Entertainment, Inc.,
12.750%, 4-15-18 (B)	1,840	1,757
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (G)	7,350	3,565
MGM MIRAGE:
13.000%, 11-15-13	2,000	2,305
10.375%, 5-15-14	1,700	1,849
7.625%, 1-15-17	4,500	3,521
11.125%, 11-15-17	3,700	4,079
11.375%, 3-1-18 (B)	4,250	3,995
9.000%, 3-15-20 (B)	2,375	2,440
Peninsula Gaming, LLC:
8.375%, 8-15-15	3,150	3,138
10.750%, 8-15-17	2,300	2,289
Pinnacle Entertainment, Inc.:
8.625%, 8-1-17 (B)	3,125	3,219
8.750%, 5-15-20 (B)	460	426
		32,583
Chemicals - 0.97%
JohnsonDiversey Holdings, Inc.:
8.250%, 11-15-19 (B)	5,750	5,922
10.500%, 5-15-20 (B)	4,250	4,718
LCI Escrow Corporation,
8.000%, 11-1-17 (B)	1,860	1,916
		12,556
Construction Materials - 3.17%
CEMEX Finance LLC,
9.500%, 12-14-16 (B)	6,200	5,983
Headwaters Incorporated,
11.375%, 11-1-14 (B)	16,115	16,276
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	3,075	2,168
14.750%, 2-1-14 (F)	9,824	10,156
16.000%, 6-1-16	4,150	4,710
16.000%, 6-1-16 (B)	1,700	1,930
		41,223
Consumer Finance - 0.69%
Ford Motor Credit Company LLC:
7.000%, 4-15-15	2,000	1,979
12.000%, 5-15-15	4,500	5,212
8.125%, 1-15-20	1,700	1,736
		8,927
Consumer Products - 1.43%
Prestige Brands, Inc.,
8.250%, 4-1-18 (B)	6,125	6,171
Visant Holding Corp.,
8.750%, 12-1-13	12,300	12,423
		18,594
Containers - 1.36%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	5,991
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14	5,100	5,215
Plastipak Holdings, Inc.:
8.500%, 12-15-15 (B)	780	782
10.625%, 8-15-19 (B)	5,180	5,750
		17,738
Diversified Chemicals - 0.48%
Solutia Inc.,
7.875%, 3-15-20	6,310	6,294

Diversified Metals & Mining - 0.21%
Teck Cominco Limited,
6.125%, 10-1-35	2,809	2,795

Diversified Real Estate Activities - 0.26%
DuPont Fabros Technology, Inc.,
8.500%, 12-15-17 (B)	3,350	3,434

Diversified Telecom - 1.05%
PAETEC Holding Corp.,
9.500%, 7-15-15	3,215	3,127
Qwest Communications International Inc.:
8.000%, 10-1-15	4,500	4,624
7.125%, 4-1-18 (B)	5,950	5,934
		13,685
Electrical Components & Equipment - 0.40%
International Wire Group, Inc.,
9.750%, 4-15-15 (B)	5,200	5,148

Environmental Services - 0.64%
Geokinetics Holdings USA, Inc.,
9.750%, 12-15-14 (B)	9,735	8,323

Fertilizers & Agricultural Chemicals - 0.07%
Phibro Animal Health Corporation,
9.250%, 7-1-18 (B)	920	915

Finance - 5.27%
Bankrate Inc.,
11.750%, 7-15-15 (B)	10,625	10,527
CEVA Group plc,
11.500%, 4-1-18 (B)	1,410	1,431
CIT Group, Inc.:
7.000%, 5-1-13	11,125	10,652
7.000%, 5-1-17	13,350	12,014
CNG Holdings, Inc.,
12.250%, 2-15-15 (B)	6,000	6,060
CPM Holdings, Inc.,
10.625%, 9-1-14 (B)	7,450	7,869
Credit Acceptance Corporation,
9.125%, 2-1-17 (B)	3,840	3,859
Dollar Financial Corp.,
10.375%, 12-15-16 (B)	5,240	5,319
Icahn Enterprises L.P.,
8.000%, 1-15-18 (B)	9,950	9,652
TMX Finance LLC and TitleMax Finance Corp,
13.250%, 7-15-15 (B)	1,062	1,104
		68,487
Fishery - 1.21%
American Seafoods Group LLC,
10.750%, 5-15-16 (B)	9,380	9,638
ASG Consolidated LLC,
15.000%, 5-15-17 (B)	6,800	6,137
		15,775
Food Distributors - 2.01%
Dole Food Company, Inc.,
13.875%, 3-15-14	12,163	14,261
Viskase Companies, Inc.:
9.875%, 1-15-18 (B)	10,040	10,090
9.875%, 1-15-18 (F)	1,700	1,709
		26,060
Health Care Equipment - 0.90%
Biomet, Inc.:
10.000%, 10-15-17	5,600	6,020
10.375%, 10-15-17	3,000	3,225
11.625%, 10-15-17	2,320	2,511
		11,756
Health Care Facilities - 2.67%
HCA Inc.:
9.250%, 11-15-16	7,325	7,765
9.625%, 11-15-16	1,958	2,095
9.875%, 2-15-17	1,700	1,828
8.500%, 4-15-19	7,000	7,420
7.875%, 2-15-20	2,500	2,572
7.250%, 9-15-20	1,700	1,709
HealthSouth Corporation,
8.125%, 2-15-20	11,585	11,381
		34,770
Health Care Facilities / Supplies - 4.28%
Catalent Pharma Solutions, Inc.:
9.500%, 4-15-15 (C)	5,577	5,201
9.750%, 4-15-17 (H)	EUR1,500	1,623
OnCure Holdings, Inc.,
11.750%, 5-15-17 (B)	$ 4,600	4,313
Radiation Therapy Services, Inc.,
9.875%, 4-15-17 (B)	6,440	6,182
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	2,221	2,332
11.750%, 11-15-14	7,000	7,140
Rural/Metro Corporation,
12.750%, 3-15-16	6,135	6,465
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	5,985
US Oncology, Inc.,
10.750%, 8-15-14	15,886	16,283
		55,524
Hotels, Resorts & Cruise Lines - 1.00%
Gaylord Entertainment Company,
6.750%, 11-15-14	13,500	12,994

Household Products - 0.23%
Simmons Bedding Company,
11.250%, 7-15-15 (B)	2,800	3,007

Independent Finance - 0.15%
American General Finance Corporation,
6.900%, 12-15-17	2,500	1,991

Industrial - Other - 1.16%
Bombardier Inc.:
7.500%, 3-15-18 (B)	2,880	2,966
7.750%, 3-15-20 (B)	3,400	3,528
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	9,137	8,543
		15,037
Internet Software & Services - 1.88%
Equinix, Inc.,
8.125%, 3-1-18	3,525	3,604
SAVVIS, Inc., Convertible,
3.000%, 5-15-12	10,450	9,823
Terremark Worldwide, Inc.,
12.000%, 6-15-17	9,840	11,070
		24,497
IT Consulting & Other Services - 0.99%
SunGard Data Systems Inc.:
9.125%, 8-15-13	1,875	1,905
10.625%, 5-15-15	660	705
Telvent GIT, S.A., Convertible,
5.500%, 4-15-15 (B)	11,500	10,236
		12,846
Leisure - 1.09%
Cinemark USA, Inc.,
8.625%, 6-15-19	5,000	5,025
Speedway Motorsports, Inc.,
8.750%, 6-1-16	8,700	9,135
		14,160
Machinery - 1.35%
Case Corporation,
7.250%, 1-15-16	2,550	2,556
Case New Holland, Inc.,
7.875%, 12-1-17 (B)	4,140	4,171
Terex Corporation,
10.875%, 6-1-16	10,000	10,775
		17,502
Metals / Mining - 0.94%
Compass Minerals International, Inc.,
8.000%, 6-1-19	3,200	3,270
Ryerson Inc.,
12.000%, 11-1-15	4,395	4,494
Severstal Columbus LLC,
10.250%, 2-15-18 (B)	4,300	4,440
		12,204
Movies & Entertainment - 1.06%
AMC Entertainment Inc.:
8.000%, 3-1-14	9,300	8,951
11.000%, 2-1-16	3,000	3,150
Marquee Holdings Inc.,
9.505%, 8-15-14	2,000	1,645
		13,746
Office Services & Supplies - 0.65%
Interface, Inc.,
11.375%, 11-1-13	7,530	8,434

Oil & Gas Exploration & Production - 1.85%
Anadarko Petroleum Corporation,
5.950%, 9-15-16	5,950	5,124
Chesapeake Energy Corporation,
9.500%, 2-15-15	15,125	16,713
Petrohawk Energy Corporation,
10.500%, 8-1-14	2,100	2,258
		24,095
Oil & Gas Storage & Transportation - 1.90%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,580
El Paso Corporation,
8.250%, 2-15-16	1,375	1,440
Inergy, L.P.:
8.750%, 3-1-15	8,400	8,547
8.250%, 3-1-16	10,042	10,168
		24,735
Oil Equipment - 0.22%
Thermon Industries, Inc.,
9.500%, 5-1-17 (B)	2,760	2,801

Oil Refining & Marketing - 1.71%
McMoRan Exploration Co.,
11.875%, 11-15-14	7,400	7,548
Quicksilver Resources Inc.:
11.750%, 1-1-16	3,300	3,638
7.125%, 4-1-16	2,600	2,399
RDS Ultra-Deepwater Ltd,
11.875%, 3-15-17 (B)	9,165	8,638
		22,223
Paper & Forest Products - 1.01%
Appleton Papers Inc.:
10.500%, 6-15-15 (B)	6,000	5,670
11.250%, 12-15-15 (B)	3,916	3,329
PE Paper Escrow GmbH,
12.000%, 8-1-14 (B)	3,780	4,153
		13,152
Pharmaceuticals - 1.58%
BioScrip, Inc.,
10.250%, 10-1-15 (B)	2,820	2,792
Mylan Inc.:
7.625%, 7-15-17 (B)	1,840	1,877
7.875%, 7-15-20 (B)	1,840	1,877
PharmaNet Development Group Inc.,
10.875%, 4-15-17 (B)	2,550	2,486
Quintiles Transnational Holdings Inc,
9.500%, 12-30-14 (B)	11,445	11,502
		20,534
Publishing - 0.86%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	6,600	7,210
0.000%, 8-1-16 (I)	4,200	4,001
		11,211
Railroads - 1.33%
Kansas City Southern de Mexico, S.A. de C.V.:
12.500%, 4-1-16	5,674	6,780
8.000%, 2-1-18 (B)	10,150	10,506
		17,286
Restaurants - 1.91%
NPC International, Inc.,
9.500%, 5-1-14	24,855	24,855

Retail Propane Distributors - 0.97%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (B)	6,000	6,255
Suburban Propane Partners, L.P. and Suburban Energy Finance Corp.,
7.375%, 3-15-20	6,320	6,399
		12,654
Retail Stores - 2.30%
Limited Brands, Inc.:
8.500%, 6-15-19	7,900	8,512
7.000%, 5-1-20	1,840	1,854
Pantry, Inc. (The),
7.750%, 2-15-14	7,990	7,710
QVC, Inc.,
7.500%, 10-1-19 (B)	10,250	10,071
Rite Aid Corporation,
9.750%, 6-12-16	1,700	1,777
		29,924
Service - Other - 6.83%
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17	11,200	12,348
KAR Holdings, Inc.:
8.750%, 5-1-14	11,511	11,569
10.000%, 5-1-15	1,000	1,020
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	8,350	8,308
11.000%, 8-15-15 (B)(C)	23,019	22,528
11.750%, 8-15-17 (B)	8,375	8,584
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4-1-18 (B)	4,715	4,361
West Corporation:
9.500%, 10-15-14	11,400	11,457
11.000%, 10-15-16	8,670	8,822
		88,997
Specialty Chemicals - 1.00%
Huntsman International LLC:
7.375%, 1-1-15	1,700	1,590
5.500%, 6-30-16 (B)	1,500	1,313
8.625%, 3-15-20 (B)	10,900	10,082
		12,985
Technology - 4.71%
Global Geophysical Services, Inc.,
10.500%, 5-1-17 (B)	7,080	6,797
Hutchinson Technology Incorporated, Convertible,
3.250%, 1-15-26	4,250	3,443
Jabil Circuit, Inc.:
7.750%, 7-15-16	8,240	8,611
8.250%, 3-15-18	8,195	8,687
KEMET Corporation,
10.500%, 5-1-18 (B)	10,000	9,900
Xerox Capital Trust I,
8.000%, 2-1-27	23,704	23,863
		61,301
Telecommunications - 0.24%
Intergra Telecom Holdings, Inc.,
10.750%, 4-15-16 (B)	3,170	3,103

Utilities - 0.91%
AES Corporation (The),
9.750%, 4-15-16 (B)	11,000	11,825

Wireless Telecommunication Service - 2.60%
Crown Castle International Corp.:
9.000%, 1-15-15	9,885	10,452
7.125%, 11-1-19	2,100	2,053
Digicel Group Limited,
10.500%, 4-15-18 (B)	5,452	5,622
MetroPCS Communications, Inc.,
9.250%, 11-1-14	2,525	2,601
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (B)	1,575	1,630
8.250%, 8-15-19 (B)	1,575	1,658
Sprint Nextel Corporation,
8.375%, 8-15-17	1,500	1,500
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (B)	4,060	4,162
WireCo WorldGroup Inc.,
9.500%, 5-15-17 (B)	4,250	4,144
		33,822

TOTAL CORPORATE DEBT SECURITIES - 89.30%		$1,161,551
(Cost: $1,133,976)

SENIOR LOANS
Airlines - 0.23%
Delta Air Lines, Inc.,
8.750%, 9-16-13 (D)	2,978	2,983

Casinos & Gaming - 0.47%
Las Vegas Sands, LLC:
2.100%, 5-23-14 (D)	5,706	5,041
2.100%, 5-23-14 (D)	1,153	1,019
		6,060
Diversified Support Services - 1.58%
N.E.W. Holdings I, LLC:
9.500%, 3-5-17 (D)	20,357	19,971
9.500%, 3-5-17 (D)	313	307
9.500%, 3-5-17 (D)	313	307
		20,585
Hypermarkets & Super Centers - 0.51%
Roundy's Supermarkets, Inc.,
10.000%, 4-5-16 (D)	6,580	6,596

Internet Software & Services - 0.44%
Springboard Finance, L.L.C.,
7.000%, 2-2-15 (D)	5,819	5,741

Retail Stores - 1.25%
Rite Aid Corporation,
9.500%, 6-5-15 (D)	16,143	16,329

Telecommunications - 0.69%
Integra Telecom Holdings, Inc.:
9.250%, 4-7-15 (D)	1,410	1,405
9.250%, 4-7-15 (D)	1,410	1,405
Mitel Networks Corporation,
7.460%, 8-15-15 (D)	1,315	1,197
U.S. Telepacific Corp.,
9.250%, 7-25-15 (D)	4,938	4,905
		8,912
Utilities - 0.28%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.500%, 10-10-14 (D)	1,831	1,351
3.850%, 10-10-14 (D)	411	304
4.033%, 10-10-14 (D)	25	19
Texas Competitive Electric Holdings Company, LLC,
4.066%, 10-10-14 (D)	2,620	1,934
		3,608

TOTAL SENIOR LOANS - 5.45%		$70,814
(Cost: $72,044)

SHORT-TERM SECURITIES
Commercial Paper (J) - 2.38%
Bemis Company, Inc.,
0.340%, 7-6-10	8,350	8,350
Clorox Co.,
0.370%, 7-22-10	5,000	4,999
General Mills, Inc.,
0.270%, 7-8-10	4,000	4,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.370%, 7-21-10	3,000	2,999
Kellogg Co.,
0.000%, 7-1-10	1,887	1,887
Sara Lee Corporation,
0.000%, 7-1-10	8,700	8,699
		30,934
Master Note - 0.02%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (K)	259	259

TOTAL SHORT-TERM SECURITIES - 2.40%		$31,193
(Cost: $31,193)

TOTAL INVESTMENT SECURITIES - 98.81%		$1,285,103
(Cost: $1,262,957)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.19%		15,422

NET ASSETS - 100.00%		$1,300,525

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$16,721	$––	$––
Preferred Stocks	4,311	––	––
Warrants	––	513	––
Corporate Debt Securities	––	1,161,551	––
Senior Loans	––	63,021	7,793
Short-Term Securities	––	31,193	––

Total Investments in Securities	$21,032	$1,256,278	$7,793

Forward Foreign Currency Contracts	$––	$637	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans
Beginning Balance 10-1-09	$2,774	$33,577
Net realized gain (loss)	––	3,230
Net unrealized appreciation (depreciation)	(14)	(3,329)
Purchases	7,088	1,366
Sales	––	(19,139)
Transfers into Level 3 during the period	––	––
Transfers out of Level 3 during the period	(9,848)	(7,912)

Ending Balance 6-30-10	$––	$7,793

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$––	$(59)

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at June 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	73	10-15-10	$19	$––
Sell	Euro	Citibank, N.A.	73	4-15-11	19	––
Sell	Euro	Citibank, N.A.	73	10-14-11	19	––
Sell	Euro	Citibank, N.A.	73	4-13-12	19	––
Sell	Euro	Citibank, N.A.	73	10-15-12	19	––
Sell	Euro	Citibank, N.A.	73	4-15-13	19	––
Sell	Euro	Citibank, N.A.	73	10-15-13	19	––
Sell	Euro	Citibank, N.A.	73	4-15-14	19	––
Sell	Euro	Citibank, N.A.	73	10-15-14	19	––
Sell	Euro	Citibank, N.A.	73	4-15-15	19	––
Sell	Euro	Citibank, N.A.	74	10-15-15	19	––
Sell	Euro	Citibank, N.A.	73	4-15-16	18	––
Sell	Euro	Citibank, N.A.	73	10-14-16	18	––
Sell	Euro	Citibank, N.A.	1,574	4-13-17	392	––

					$637	$––

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $482,573 or 37.11% of net assets.

(C)Payment-in-kind bonds.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(E)Zero coupon bond.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2010, the total value of these securities amounted to $12,785 or 0.98% of net assets.

(G)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(J)Rate shown is the yield to maturity at June 30, 2010.

(K)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Municipal Bond Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 0.84%
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8-1-35	$ 1,000	$963
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11-1-33	2,000	2,098
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7-1-33	2,500	2,847
		5,908
Arizona - 1.55%
AZ Hlth Fac Auth, Hosp Rev Bonds (John C. Lincoln Hlth Network), Ser 2000,
6.875%, 12-1-20	2,500	2,613
Cert of Participation for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002,
5.375%, 7-1-13	1,000	1,075
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B,
5.750%, 7-1-14	2,000	2,108
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7-15-25	2,000	2,297
The Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5-1-25	2,500	2,860
		10,953
Arkansas - 0.09%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003D,
5.300%, 7-1-24	615	620

California - 14.06%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8-1-39	1,000	1,097
Arpt Commission, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5-1-39	3,000	3,283
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9-1-39	2,500	2,561
CA Hlth Fac Fin Auth, Rev Bonds (Children's Hosp of Orange Cnty), Ser 2009A,
6.500%, 11-1-38	2,000	2,153
CA Muni Fin Auth, Cmnty Hosp of Cent CA Obligated Group Cert of Participation,
5.500%, 2-1-39	4,000	3,708
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10-1-29	1,000	1,161
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6-1-23	2,085	2,178
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1-1-22	1,500	1,501
CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998B, Class 5,
6.350%, 12-1-29	30	32
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Participation, Cedars-Sinai Med Ctr, Ser 1992,
6.500%, 8-1-12	2,225	2,298
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	1,750	1,738
6.350%, 7-1-46	1,000	1,013
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10-1-36	750	838
Cnty of Sacramento, 2010 Rfdg Cert of Participation,
5.750%, 2-1-30	2,000	2,004
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A,
5.200%, 12-1-14	30	30
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999,
0.000%, 1-15-17 (A)	7,500	5,080
Golden State Tob Securitization Corp, Tob Settlement Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6-1-39	2,500	2,903
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (A)	3,315	954
0.000%, 8-1-32 (A)	5,000	1,342
0.000%, 8-1-33 (A)	5,000	1,253
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation,
6.750%, 11-1-39	2,750	2,948
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5-15-34	3,000	3,125
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A:
5.500%, 8-1-29	3,755	4,400
5.500%, 8-1-29	45	47
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008,
5.500%, 10-1-28	500	549
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989,
6.750%, 7-1-12	3,455	3,830
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7-1-27	1,000	1,124
State of CA, Various Purp GO Bonds:
6.000%, 2-1-15	3,000	3,468
5.250%, 2-1-19	5,000	5,344
5.250%, 2-1-19	2,000	2,138
5.250%, 11-1-21	1,000	1,059
5.000%, 2-1-22	7,000	7,220
5.500%, 4-1-28	2,535	2,947
5.500%, 4-1-28	325	378
5.500%, 4-1-28	135	157
5.500%, 4-1-28	5	5
5.250%, 10-1-29	2,500	2,542
5.750%, 4-1-31	5,000	5,259
6.000%, 3-1-33	1,000	1,071
6.000%, 11-1-39	4,500	4,780
State of CA, Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X,
5.500%, 12-1-16	10	12
State Pub Works Board of the State of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11-1-34	500	530
State Pub Works Board of the State of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10-1-30	1,000	1,015
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2,
5.000%, 10-1-27	5,000	5,359
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B,
5.500%, 5-15-20	1,500	1,575
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1-1-29	1,000	1,100
		99,109
Colorado - 2.00%
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12-1-23	1,845	2,150
7.400%, 12-1-38	1,000	1,170
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	2,500	2,498
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Participation, Ser 2008:
5.500%, 11-1-27	730	794
5.500%, 11-1-27	270	331
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11-1-29	1,250	1,321
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A-2,
6.500%, 8-1-31	285	301
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12-1-40	2,750	2,697
Joint Sch Dist No. 28J, Adams and Arapahoe Counties, CO, GO Bonds, Ser 2008,
6.000%, 12-1-28	2,500	2,856
		14,118
Connecticut - 0.86%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6-15-34	2,500	2,754
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1-1-14	3,325	3,337
		6,091
District Of Columbia - 1.06%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10-1-39	2,500	2,666
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C,
0.000%, 10-1-41 (A)	6,500	4,796
		7,462
Florida - 7.21%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11-1-39	2,500	2,587
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J-1,
5.750%, 10-1-18	2,870	2,949
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6-1-17	3,600	3,743
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Obligated Group), Ser 2004,
5.250%, 8-15-24	5,000	5,797
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B,
5.500%, 10-1-17	2,000	2,084
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A,
5.250%, 6-1-26	3,000	3,003
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B,
5.000%, 10-1-20	2,000	2,040
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8-15-29	3,600	3,428
Hsng Fin Auth of Lee Cnty, FL, Sngl Fam Mtg Rev Bonds, Ser 1999A, Subser 2,
5.000%, 9-1-30	165	166
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A,
5.500%, 9-1-13	2,460	2,639
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10-1-36	2,500	2,565
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10-1-41	2,500	2,555
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Communities Prog), Ser 2008B,
6.250%, 7-1-26	2,500	2,832
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10-1-22	5,000	5,580
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
6.000%, 10-1-23	2,500	2,971
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002,
5.750%, 10-1-16	2,000	2,085
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7-1-35	2,500	2,767
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4-1-39	1,000	1,030
		50,821
Georgia - 3.08%
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7-1-37	3,500	3,623
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11-1-39	2,500	2,595
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9-1-40	1,500	1,491
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003,
5.250%, 4-1-20	3,000	3,170
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser:
6.400%, 1-1-13	6,925	7,412
6.400%, 1-1-13	860	923
6.400%, 1-1-13	75	77
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1-1-23	2,100	2,411
		21,702
Guam - 0.48%
GU Intl Arpt Auth, General Rev Bonds, Ser 2003C,
5.375%, 10-1-20	3,305	3,356

Idaho - 0.31%
ID Hlth Fac Auth, Rev Bonds (St. Luke's Hlth Sys Proj), Ser 2008A,
6.750%, 11-1-37	2,000	2,203

Illinois - 2.32%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A,
5.700%, 5-1-36	1,500	1,227
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008,
5.750%, 6-1-28	1,000	1,110
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C,
5.600%, 10-1-34	740	750
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4-1-39	2,500	2,580
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Obligated Group), Ser 2009A,
7.250%, 11-1-30	2,500	2,864
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7-1-33	2,500	2,773
Maywood, GO Corporate Purp Bonds, Ser 2001C,
5.500%, 1-1-21	1,300	1,332
Regional Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL, GO Bonds, Ser 2002A,
6.000%, 7-1-24	3,080	3,692
		16,328
Indiana - 2.39%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Obligated Group), Ser 2007,
5.500%, 3-1-37	1,750	1,728
IN State Office Bldg Commission, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A,
7.400%, 7-1-15	4,775	5,660
IN State Office Bldg Commission, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B,
7.400%, 7-1-15	8,000	9,485
		16,873
Iowa - 0.86%
Altoona, IA, Annual Appropriation Urban Renewal Tax Increment Rev Bonds, Ser 2008,
5.750%, 6-1-31	1,000	1,044
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8-1-27	2,500	2,883
IA Higher Ed Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9-1-39	2,145	2,156
		6,083
Kansas - 2.12%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009,
7.000%, 9-1-38	2,000	2,133
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4-1-32	3,000	3,022
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2001A-1,
6.300%, 12-1-32	265	276
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A-5,
5.550%, 12-1-33	1,750	1,819
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4,
5.900%, 12-1-34	1,015	1,047
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2,
5.650%, 6-1-35	1,075	1,147
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4,
5.625%, 6-1-36	465	484
Un Govt of Wyandotte Cnty/Kansas City, KS, SalesTax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6-1-21 (A)	2,500	1,339
Un Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005,
5.000%, 12-1-20	3,000	3,056
Un Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela's Proj), Ser 2006,
5.000%, 12-1-27	660	635
		14,958
Kentucky - 1.35%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	4,500	4,635
6.500%, 3-1-45	2,250	2,321
Ohio, KY, Pollutn Ctl Rfdg Rev Bds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7-15-31	2,500	2,540
		9,496
Louisiana - 1.47%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1-1-28	1,000	1,042
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1-1-33	1,000	1,071
LA Local Govt Environmental Fac and Cmnty Dev Auth, Hosp Rev Bonds (Woman's Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10-1-44	5,500	5,505
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	1,000	1,046
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1-1-23	1,500	1,685
		10,349
Maine - 0.31%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12-1-39	2,000	2,198

Maryland - 0.76%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,784
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7-1-40	1,500	1,512
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B,
5.375%, 3-1-15	2,000	2,094
		5,390
Massachusetts - 0.93%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1-1-28	1,000	1,051
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10-15-40	1,000	1,013
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7-1-39	1,615	1,644
The Cmnwlth of MA, GO Bonds, Ser 2003D,
5.250%, 10-1-21	2,500	2,830
		6,538
Michigan - 2.67%
Board of Regents of Eastn MI Univ, General Rev Rfdg Bonds, Ser 2002A,
5.800%, 6-1-13	1,530	1,727
Board of Trustees of Grand Vly, State Univ, General Rev Bonds, Ser 2009,
5.750%, 12-1-34	1,000	1,062
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7-1-33	2,000	2,405
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Obligated Group), Ser 1998A,
5.625%, 9-1-10	40	40
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11-15-39	4,750	4,684
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Obligated Grp), Ser 2009V,
8.000%, 9-1-29	3,950	4,665
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Obligated Grp), Ser 2009W,
6.000%, 8-1-39	2,000	2,028
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10-15-38	2,000	2,176
		18,787
Minnesota - 1.49%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Obligated Group Proj), Ser 2006,
5.250%, 5-15-36	2,000	1,897
Minneapolis, Hlth Care Sys Rev Bonds (Fairview Hlth Svcs), Ser 2008A,
6.750%, 11-15-32	1,000	1,116
Minneapolis-St. Paul Metro Arpts Commission, Arpt Rev Bonds, Ser 2001B:
5.750%, 1-1-13	2,345	2,397
5.750%, 1-1-15	5,000	5,075
		10,485
Mississippi - 0.60%
MS Higher Edu Assistance Corp, Student Loan Rev Bonds, Sub Ser 1996-C:
6.700%, 9-1-12	1,470	1,472
6.750%, 9-1-14	2,750	2,751
		4,223
Missouri - 3.71%
Belton, MO, Cert of Participation, Ser 2008,
5.125%, 3-1-25	1,000	1,033
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3-1-24	2,265	2,169
Environmt Impvt and Enrg Res Auth, Water Pollutn Ctl Rev Rfdg Bonds, Ser 2001B,
5.500%, 7-1-10	750	750
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Barnes-Jewish, Inc./Christian Hlth Svcs), Ser 1993A,
6.000%, 5-15-11	3,000	3,112
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children's Mercy Hosp), Ser 2009,
5.625%, 5-15-39	2,500	2,574
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6-1-34	1,000	1,010
5.750%, 6-1-39	1,000	1,033
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009,
6.750%, 9-1-34	1,000	1,021
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3-1-24	2,300	2,320
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A,
6.625%, 4-1-33	2,000	2,107
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009F,
6.250%, 4-1-38	2,000	2,059
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003,
5.500%, 6-1-19	2,650	2,846
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Participation, Ser 2009,
6.750%, 6-15-35	2,500	2,592
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A,
0.000%, 7-15-36 (A)	2,250	470
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert - St.Louis Intl Arpt), Ser 2003A,
5.250%, 7-1-18	1,000	1,053
		26,149
Nebraska - 0.14%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1-1-40	1,000	1,017

Nevada - 0.96%
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A,
8.000%, 6-15-30	3,000	3,482
NV Hsng Division, Sngl Fam Mtg Bonds, Ser 1998A-1 Mezzanine Bonds,
5.350%, 4-1-16	185	185
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12-1-25	1,715	2,031
Redev Agy of Mesquite, NV, Tax Increment Rev Bonds, Ser 2009,
7.375%, 6-1-24	1,000	1,040
		6,738
New Hampshire - 1.08%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10-1-39	1,500	1,529
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009,
7.000%, 4-1-38	2,250	2,622
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A:
6.125%, 7-1-32	1,755	1,960
6.125%, 7-1-32	245	248
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1-1-36	1,215	1,250
		7,609
New Jersey - 1.83%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004,
5.250%, 1-1-23	1,350	1,377
Cnty of Hudson, NJ, Rfdg Cert of Participation, Ser 2002,
6.000%, 12-1-10	2,110	2,150
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002,
5.375%, 12-15-13	2,000	2,205
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9-1-24	2,250	2,621
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12-1-32	1,000	1,154
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7-1-38	1,500	1,587
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12-15-40 (A)	10,000	1,786
		12,880
New Mexico - 1.34%
Albuquerque, NM, Arpt Rfdg Rev Bonds, Ser 2001,
5.375%, 7-1-15	3,365	3,442
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D,
6.000%, 1-1-37	1,720	1,796
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2,
5.250%, 7-1-30	3,000	3,112
San Juan Cnty, NM, Gross Receipts Tax Rev Bonds, Sub Ser 2001B,
5.750%, 9-15-21	1,000	1,075
		9,425
New York - 5.70%
Dormitory Auth, City Univ Sys, Consolidated Fourth General Resolution Rev Bonds, Ser 2001A,
5.500%, 7-1-17	2,000	2,102
Dormitory Auth, State Univ Edu Fac, Rev Bonds, Ser 1990B,
7.500%, 5-15-11	590	622
Long Island Power Auth, Elec Sys General Rev Bonds, Ser 2009A,
6.250%, 4-1-33	1,000	1,147
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (A)	2,675	1,254
0.000%, 3-1-26 (A)	2,685	1,189
0.000%, 3-1-27 (A)	2,500	1,033
NYC, GO Bonds, Ser 2002C,
5.500%, 3-15-15	2,000	2,172
NYC, GO Bonds, Ser 2003A,
5.750%, 8-1-14	2,000	2,184
NYC, GO Bonds, Ser 2003J:
5.500%, 6-1-19	2,870	3,129
5.500%, 6-1-19	1,120	1,271
NYC, GO Bonds, Ser 2004D,
5.250%, 10-15-21	6,110	6,561
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser,
5.500%, 11-15-13	2,000	2,167
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser,
5.500%, 12-15-14	3,000	3,256
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser,
5.750%, 11-1-30	4,490	4,968
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1-1-20	900	912
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1-1-30	4,000	4,021
Tob Settlement Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C,
5.500%, 6-1-21	2,000	2,173
		40,161
North Carolina - 1.28%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C,
5.500%, 1-1-14	3,000	3,360
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1-1-24	1,000	1,182
NC Med Care Commission, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12-1-36	2,495	2,743
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1-1-37 (A)	3,000	653
5.750%, 1-1-39	1,000	1,059
		8,997
Ohio - 1.27%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Obligated Group), Ser 2003A,
6.000%, 1-1-21	1,000	1,109
Cnty of Lorain, OH, Hosp Fac Rev Rfdg and Impvt Bonds (Catholic Hlthcare Partn), Ser 2001A,
5.625%, 10-1-17	1,000	1,033
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	1,000	1,137
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10-1-19	1,000	1,058
OH Hosp Fac Rev Bds (Summa Hlth Sys 2010 Proj),
5.750%, 11-15-40	1,000	993
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Obligated Group), Ser 2008A,
5.250%, 1-1-33	2,000	2,069
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J,
6.200%, 9-1-33	1,450	1,529
		8,928
Oklahoma - 0.59%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3-1-29	1,500	1,573
OK City Arpt Trust, Jr Lien, Twenty-Seventh Ser B,
5.750%, 7-1-16	1,490	1,511
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1-1-28	1,000	1,099
		4,183
Oregon - 0.05%
OR Hsng and Cmnty Svc Dept, Mtg Rev Bonds (Sngl-Fam Mtg Prog), Ser 1996D,
6.375%, 7-1-27	340	340

Pennsylvania - 4.96%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7-1-39	1,000	1,136
Dauphin Cnty General Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6-1-29	2,000	2,116
6.000%, 6-1-36	3,000	3,130
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7-1-39	3,500	3,564
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8-1-35	750	760
PA Higher Edu Fac Auth (Cmnwlth of PA), Hlth Svcs Rev Bonds (Allegheny Delaware Vly Obligated Group Proj), Ser A,
5.700%, 11-15-11	2,500	2,502
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002:
5.500%, 7-1-14	1,930	2,083
5.500%, 7-1-14	70	77
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6-1-33 (A)	4,000	3,098
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12-1-41	2,750	2,931
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A,
5.250%, 12-15-24	10,750	11,529
Susquehanna Area Regional Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A,
5.500%, 1-1-19	2,120	2,072
		34,998
Puerto Rico - 2.83%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A,
5.250%, 7-1-21	5,740	5,900
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7-1-21	1,250	1,330
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7-1-28	1,000	1,035
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7-1-36	4,500	4,832
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8-1-32 (A)	5,000	3,997
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8-1-33 (A)	4,500	2,875
		19,969
Rhode Island - 0.47%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Obligated Group Issue, Ser 2009A,
6.250%, 5-15-30	1,590	1,754
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12-1-27	1,500	1,590
		3,344
South Carolina - 0.59%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4-1-42	4,015	4,158

South Dakota - 0.31%
SD Hlth and Edu Fac Auth (Huron Regional Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4-1-16	2,000	2,195

Tennessee - 1.21%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7-1-25	750	784
The Hlth and Ed Fac Brd of Johnson City, TN, Hosp Rfdg Rev Bds (Mountain Sts Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	2,500	2,639
The Hlth and Edu Fac Board of Johnson City, TN, Hosp First Mtg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7-1-36	3,000	2,892
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A,
5.500%, 11-1-13	2,000	2,223
		8,538
Texas - 11.97%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008,
5.500%, 8-15-27	2,000	2,214
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	3,000	3,074
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	1,000	1,009
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3-1-24	2,500	3,224
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A,
5.875%, 11-1-17	1,280	1,329
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A,
5.500%, 11-1-19	5,000	5,251
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2-15-34	2,500	2,933
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8-15-38	2,500	2,886
Goose Creek Consolidated Independent Sch Dist, Unlimited Tax Rfdg and Sch Bonds, Ser 2002,
5.750%, 2-15-17	980	1,064
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12-1-27	2,500	2,830
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11-15-26	2,500	2,567
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G,
5.750%, 11-15-15	1,500	1,541
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2-15-28	1,000	942
6.000%, 2-15-33	500	475
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004,
5.750%, 2-15-30	6,000	6,950
Lower CO River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5-15-28	2,500	2,794
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2-15-37	4,500	4,520
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (A)	25,000	8,394
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A,
6.500%, 8-15-39	1,000	1,034
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A,
6.000%, 11-15-36	4,000	3,836
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11-15-37	3,000	2,812
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2-1-26	1,500	1,674
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	2,000	2,039
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	2,250	2,364
7.000%, 6-30-40	4,000	4,038
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,500	2,523
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A,
0.000%, 8-15-26 (A)	24,500	10,096
		84,413
Vermont - 0.20%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11-1-37	1,375	1,425

Virgin Islands - 0.15%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10-1-37	1,000	1,092

Virginia - 1.62%
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Obligated Group), Ser 2002A:
5.750%, 7-1-14	2,225	2,353
5.500%, 7-1-17	2,000	2,091
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7-1-29	2,500	2,852
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7-1-27	1,605	1,844
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
6.375%, 1-1-36	2,075	2,250
		11,390
Washington - 3.04%
Port of Seattle, Rev Bonds, Series 2001B,
5.625%, 4-1-16	1,000	1,039
Spokane Pub Fac Dist, Regional Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003,
5.750%, 12-1-19	1,665	1,820
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7-1-39	1,000	1,075
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3-1-29	2,500	2,749
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A,
6.500%, 11-15-33	1,500	1,594
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C,
5.500%, 8-15-36	2,910	2,824
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7-1-16	8,200	10,323
		21,424
West Virginia - 0.53%
WA Infrastructure GO Bonds, Ser 1999A,
0.000%, 11-1-13 (A)	4,000	3,739

Wisconsin - 0.68%
WI General Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5-1-33	1,000	1,087
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4-15-39	1,500	1,516
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Obligated Group), Ser 2009,
6.625%, 2-15-39	2,000	2,176
		4,779
Wyoming - 0.24%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6-1-34	675	615
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1-1-28	1,000	1,079
		1,694

TOTAL MUNICIPAL BONDS - 95.56%		$673,636

(Cost: $629,104)

SHORT-TERM SECURITIES
Commercial Paper (B) - 0.97%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.370%, 7-21-10	2,000	2,000
McCormick & Co. Inc.,
0.000%, 7-1-10	4,878	4,878
		6,878
Master Note - 0.05%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	326	326

Municipal Obligations - 2.42%
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.250%, 7-1-10 (C)	8,000	8,000
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.),
0.280%, 7-1-10 (C)	1,400	1,400
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.450%, 7-1-10 (C)	2,650	2,650
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.110%, 7-1-10 (C)	5,000	5,000
		17,050

TOTAL SHORT-TERM SECURITIES - 3.44%		$24,254
(Cost: $24,254)

TOTAL INVESTMENT SECURITIES - 99.00%		$697,890
(Cost: $653,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.00%		7,039

NET ASSETS - 100.00%		$704,929

Notes to Schedule of Investments

 Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$––	$673,636	$––
Short-Term Securities	––	24,254	––

Total Investments in Securities	$––	$697,890	$––

(A)Zero coupon bond.

(B)Rate shown is the yield to maturity at June 30, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Municipal High Income Fund (in thousands)

JUNE 30, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama - 0.17%
Butler Cnty Indl Dev Auth, Environmental Impvt Rev Bonds, 2008 Ser A,
7.000%, 9-1-32	$ 1,000	$1,047

Arizona - 2.02%
The Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5-1-25	8,500	9,726
The Indl Dev Auth of the Cnty of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12-15-34	1,500	1,424
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9-1-34	1,380	1,267
		12,417
Arkansas - 0.16%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6-1-40	1,000	986

California - 6.46%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6-1-36	1,000	863
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10-1-39	4,000	4,669
CA Pollutn Ctl Fin Auth, Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2003A,
5.000%, 11-1-38	3,000	3,130
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009,
6.625%, 8-1-29	2,500	2,866
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11-15-29	1,350	1,459
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7-1-40	2,000	1,986
6.350%, 7-1-46	1,750	1,773
Cert of Participation, Oro Grande Elementary Sch Dist, Ser 2010,
6.125%, 9-15-40	5,000	5,084
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A,
6.750%, 9-1-39	1,000	1,013
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds,
6.750%, 9-1-40	1,300	1,315
Golden State Tob Sec Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6-1-47	5,000	3,209
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010,
6.000%, 9-1-39	2,540	2,542
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation:
6.625%, 11-1-29	1,800	1,946
6.750%, 11-1-39	900	965
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10-1-24	380	426
6.500%, 10-1-26	380	413
6.625%, 10-1-27	330	360
6.750%, 10-1-28	430	471
6.750%, 10-1-29	400	436
7.000%, 10-1-32	1,000	1,099
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,131
8.000%, 8-1-38	1,400	1,586
State of CA, Various Purp GO Bonds,
6.000%, 11-1-39	1,000	1,062
		39,804
Colorado - 6.88%
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12-1-33	1,000	851
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12-1-38	1,200	1,323
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12-1-38	2,700	3,160
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11-15-38	4,000	4,630
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	5,975	5,971
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A,
5.750%, 1-1-37	3,000	2,625
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2009A:
8.250%, 1-1-24	875	936
9.000%, 1-1-34	750	804
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12-1-37	4,000	4,009
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax General Oblig Bonds, Ser 2007,
5.500%, 12-15-37	4,900	3,799
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
7.250%, 12-1-24 (A)	3,325	2,391
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12-1-33	1,245	1,083
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12-1-36	1,100	887
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12-1-37	3,500	2,788
Tallyn's Reach Metro Dist No. 3, Ltd Tax General Oblig Bonds, Ser 2004,
6.750%, 12-1-33	1,000	1,033
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12-1-37	3,000	2,695
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12-1-34	3,500	3,401
		42,386
Connecticut - 1.61%
CT Dev Auth, Pollutn Ctl Rev Rfdg Bonds (The CT Light and Power Co Proj), Ser 1993B,
5.950%, 9-1-28	2,500	2,518
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4-1-39	7,000	7,382
		9,900
Florida - 1.50%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11-1-29	2,250	2,333
6.750%, 11-1-39	2,250	2,328
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10-1-38	2,000	1,930
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8-15-32	2,300	2,636
		9,227
Georgia - 1.05%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9-1-40	2,000	1,988
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6-1-29	1,000	1,072
Muni Elec Auth of GA, Combined Cycle Proj Rev Bonds, Ser 2010A,
5.000%, 11-1-24	1,000	1,077
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1-1-24	660	662
7.400%, 1-1-34	1,725	1,675
		6,474
Guam - 0.48%
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11-15-39	2,700	2,931

Hawaii - 0.26%
Dept of Budget and Fin of the State of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11-15-29	400	451
9.000%, 11-15-44	1,000	1,123
		1,574
Illinois - 7.02%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5-1-26	4,355	3,501
5.700%, 5-1-36	2,500	2,045
Fairview Heights, IL, Tax Increment Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12-1-28	3,280	3,412
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8-15-44	5,800	6,167
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11-1-39	2,750	2,952
IL Hlth Fac Auth (Villa St. Benedict Proj), Ser 2003A-1,
6.900%, 11-15-33 (A)	2,600	780
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11-1-38	2,500	2,782
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe) Tax Bonds, Ser 2009,
7.875%, 3-1-32	3,500	3,604
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010,
7.500%, 3-1-32	2,000	2,009
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Collinsville Ltd Incremental Sales Tax Proj), Ser 2007,
5.350%, 3-1-31	1,250	973
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12-1-22	5,500	5,622
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1-15-22	1,500	1,579
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12-1-36	2,675	2,002
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12-1-29 (B)	8,385	5,817
		43,245
Indiana - 2.40%
Whiting, IN, Redev Dist Tax Increment Rev Bonds of 2010 (Lakefront Dev Proj),
6.750%, 1-15-32	3,000	3,000
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1-15-17	2,000	2,055
Hendricks Cnty, IN Redev Dist, Tax Increment Rev Rfdg Bonds, Ser 2010B,
6.450%, 1-1-23	1,500	1,535
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7-1-39	1,400	1,660
Westfield Redev Dist, Tax Increment Rev Bonds of 2009,
6.500%, 2-1-30	2,000	2,044
Whitestown, IN, Econ Dev Tax Increment Rev Bonds (Perry Industrial Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2-1-30	4,500	4,515
		14,809
Iowa - 2.11%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998-A,
5.875%, 7-1-28	5,000	3,518
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004,
6.500%, 7-1-33	4,295	4,011
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Participation in Base Lease Payments, Ser 2006D,
5.250%, 6-1-26	1,200	1,233
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11-15-37	4,500	4,248
		13,010
Kansas - 3.19%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009,
7.000%, 9-1-38	3,300	3,520
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9-1-30	2,920	2,841
Cert of Participation in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1-15-06 (A)	75	17
6.250%, 1-15-13 (A)	270	59
6.375%, 1-15-20 (A)	325	72
6.500%, 1-15-28 (A)	4,470	983
Lenexa, KS, Spl Oblig Tax Increment Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4-1-27	4,920	3,970
Olathe, KS, Spl Oblig Tax Increment Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9-1-22	1,655	1,103
5.500%, 9-1-26	1,000	668
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11-15-38	3,750	3,370
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12-1-16	1,325	666
5.000%, 12-1-28	1,850	926
Un Govt of Wyandotte Cnty/Kansas City, KS, SalesTax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6-1-21 (B)	1,000	536
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9-1-26	1,000	945
		19,676
Kentucky - 0.75%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6-1-40	2,000	2,060
6.500%, 3-1-45	2,500	2,579
		4,639
Louisiana - 0.96%
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1-1-33	1,000	1,071
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1-1-40	4,600	4,814
		5,885
Maryland - 0.36%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,250	1,275
MD Hlth and Higher Ed Fac Auth, Rev Bonds, Doctors Cmnty Hosp, Ser 2010,
5.750%, 7-1-38	1,000	952
		2,227
Massachusetts - 1.03%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6-1-44	1,100	1,147
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6-1-14	2,800	2,806
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A Bonds,
5.600%, 12-1-19	2,500	2,360
		6,313
Michigan - 3.82%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7-1-27	3,000	3,523
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7-1-33	3,500	4,209
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7-1-35	1,650	1,670
7.500%, 7-1-39	1,500	1,518
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Obligated Group), Ser 2007A,
4.875%, 8-15-27	500	373
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Obligated Group), Ser 1998A,
5.750%, 9-1-17	1,500	1,449
MI Pub Edu Fac Auth, Ltd Oblig Rev Bonds (MI Technical Academy Proj), Ser 2006:
6.375%, 2-1-26	1,000	873
6.500%, 2-1-36	1,000	840
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Obligated Group), Ser 2009V,
8.250%, 9-1-39	5,000	5,969
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11-15-18	1,090	1,045
7.000%, 11-15-38	2,250	2,064
		23,533
Minnesota - 0.54%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Obligated Group Proj), Ser 2006,
5.250%, 5-15-36	3,500	3,320

Missouri - 14.22%
Arnold, MO, Real Ppty Tax Increments Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5-1-28	3,500	3,803
Arnold, MO, Sales Tax Increment Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5-1-28	2,000	2,083
Ballwin, MO, Tax Increment Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10-1-17	2,200	2,130
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3-1-19	2,610	2,532
6.250%, 3-1-24	1,000	957
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	447
6.125%, 12-1-36	675	447
Chillicothe, MO, Tax Increment Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4-1-24	860	762
5.625%, 4-1-27	1,500	1,296
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006,
5.000%, 3-1-26	2,000	1,823
Des Peres, MO, Tax Increment Rfdg Rev Bonds (West Cnty Ctr Proj), Ser 2002A,
5.750%, 4-15-20	4,000	3,763
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	500	397
5.400%, 10-1-26	760	561
5.500%, 10-1-31	1,500	1,061
5.550%, 10-1-36	400	275
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3-1-24	2,500	2,522
Jennings, MO, Tax Increment and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11-1-23	2,600	2,328
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4-1-28	5,700	5,756
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9-1-35	3,000	3,002
Liberty, MO, Tax Increment Rev Bonds (Liberty Triangle Proj), Ser 2004,
5.750%, 9-1-24	650	580
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004,
6.000%, 10-1-34	2,700	2,590
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010,
6.875%, 11-1-39	6,000	6,019
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2004A:
5.500%, 12-1-24	2,000	2,036
5.625%, 12-1-28	1,000	1,013
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6-1-20	1,000	1,080
MO Dev Fin Board, Infrastructure Fac Rev Bonds (St. Joseph, MO - Triumph Foods, LLC Proj), Ser 2004A,
6.000%, 3-1-15	1,000	1,049
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11-1-27	3,500	2,966
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7-15-36 (B)	1,500	313
0.000%, 7-15-37 (B)	2,500	490
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infrastructure Impvt Proj), Ser 2007,
5.750%, 4-1-27	1,250	998
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3-1-27	1,740	1,564
The Indl Dev Auth of Branson, MO, Tax Increment Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11-1-29	3,000	2,586
The Indl Dev Auth of Bridgeton, MO, Sales Tax Revenue Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11-1-35	2,500	1,825
The Indl Dev Auth of Grandview, MO, Tax Increment Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12-1-28	1,000	400
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1-1-24	5,000	4,744
6.500%, 1-1-35	3,900	3,538
The Indl Dev Auth of Lee's Summit, MO, Infrastructure Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3-1-29	1,185	972
The Indl Dev Auth of Lee's Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A,
5.125%, 8-15-32	3,700	3,378
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4-1-29	3,000	2,901
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8-15-32	3,000	2,643
The Indl Dev Auth of St. Louis, MO, Tax Increment and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11-1-27	1,500	1,391
The Indl Dev Auth of the City of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2,
7.000%, 11-15-15	2,500	2,518
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4-1-32	3,500	3,952
		87,491
Nevada - 2.61%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain's Edge), Local Impvt Bonds, Ser 2003:
5.800%, 8-1-15	1,890	1,889
6.100%, 8-1-18	1,420	1,397
6.375%, 8-1-23	2,405	2,317
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A,
8.000%, 6-15-30	6,000	6,966
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12-1-38	3,000	3,534
		16,103
New Hampshire - 0.92%
Business Fin Auth of the State of NH, Pollutn Ctl Rfdg Rev Bonds (The Utd Illuminating Co Proj), Ser 1997A,
7.125%, 7-1-27	5,000	5,358
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds,
0.000%, 2-1-13 (B)	320	315
		5,673
New Jersey - 2.23%
NJ Econ Dev Auth, Econ Dev Bonds, Kapkowski Road Landfill Reclamation Impvt Dist Proj (Elizabeth, NJ), Ser 1998A,
5.500%, 4-1-12	3,005	3,070
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
6.250%, 9-15-19	5,500	5,296
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12-1-32	2,500	2,884
Tob Settlement Fin Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6-1-41	3,760	2,465
		13,715
New York - 4.13%
Nassau Cnty Indl Dev Agy, Continuing Care Retirement Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A,
6.700%, 1-1-43	5,000	4,954
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8-1-16	2,500	2,546
7.750%, 8-1-31	3,500	3,590
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1-1-39	2,000	1,602
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1-1-20	2,200	2,230
7.250%, 1-1-30	1,000	1,000
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1-1-30	6,200	6,232
Suffolk Cnty Indl Dev Agy, Continuing Care Ret Cmnty, Rev Bonds (Peconic Landing at Southold, Inc. Proj), Ser 2000A,
8.000%, 10-1-20	1,800	1,842
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John's Riverside Hosp Proj), Ser 2001B,
7.125%, 7-1-31	1,455	1,454
		25,450
North Carolina - 0.27%
NC Med Care Commission, Hlth Care Fac First Mtg Rev Bonds (Pennybyrn at Maryfield Proj), Ser 2005A,
5.650%, 10-1-25	2,000	1,678

Ohio - 2.63%
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset-Bkd Bonds, Ser 2007A-2,
5.750%, 6-1-34	2,000	1,507
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset-Bkd Bonds, Ser 2007,
6.500%, 6-1-47	4,850	3,827
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12-1-33	3,500	3,979
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10-1-19	3,000	3,173
Toledo Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11-15-32	3,875	3,712
		16,198
Oklahoma - 1.17%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005A,
6.125%, 11-15-25	2,000	1,987
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005,
6.000%, 11-15-38	3,050	2,791
OK Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt of OK, Inc. Proj), Ser 2004A,
7.000%, 12-1-21	2,400	2,455
		7,233
Oregon - 0.88%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008,
8.250%, 1-1-38	4,500	5,394

Pennsylvania - 1.09%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7-1-39	3,000	3,407
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7-1-12	1,850	1,541
7.350%, 7-1-22	3,400	1,770
		6,718
Puerto Rico - 1.12%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7-1-40	2,000	1,985
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8-1-39	4,500	4,912
		6,897
South Carolina - 1.24%
SC Jobs - Econ Dev Auth, Rev Bonds (The Woodlandsat Furman Proj), Ser 2007A:
6.000%, 11-15-37	1,000	720
6.000%, 11-15-42	2,500	1,765
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4-1-42	5,000	5,178
		7,663
Tennessee - 0.88%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5-1-19	1,875	1,836
6.900%, 5-1-29	3,750	3,586
		5,422
Texas - 13.27%
Alliance Arpt Auth, Inc., Spl Fac Rev Bonds (American Airlines, Inc. Proj), Ser 1991,
7.000%, 12-1-11	4,900	4,800
Alliance Arpt Auth, Inc., Spl Fac Rev Rfdg Bonds (American Airlines, Inc. Proj), Ser 2007,
5.250%, 12-1-29	2,750	1,843
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	1,750	1,793
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3-1-33	3,500	4,462
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36 (B)	2,000	355
0.000%, 1-1-40 (B)	1,500	201
Hackberry, TX, Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9-1-38	4,000	4,169
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8-15-28	4,500	4,572
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.250%, 12-1-35	2,000	2,273
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2-15-12	600	599
5.250%, 2-15-13	600	594
5.250%, 2-15-14	700	686
5.250%, 2-15-15	700	675
5.500%, 2-15-27	1,500	1,230
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2-15-38	1,600	1,500
KIPP, Inc., Edu Rev Bonds (La Vernia Higher Edu Fin Corp), Ser 2009A,
6.375%, 8-15-44	2,000	2,095
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8-15-38	5,500	6,580
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7-1-36	5,000	4,487
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2-15-37	4,500	4,520
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A:
6.250%, 8-15-29	900	928
6.500%, 8-15-39	1,800	1,861
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6-1-29	500	547
7.750%, 6-1-39	1,200	1,339
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A:
6.000%, 11-15-26	500	502
6.000%, 11-15-36	6,515	6,247
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11-15-37	5,000	4,686
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11-15-39	750	753
8.250%, 11-15-44	3,750	3,771
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12-31-39	5,000	5,099
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.000%, 6-30-40	6,000	6,058
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,500	2,523
		81,748
Utah - 0.67%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6-1-28	2,000	2,078
5.500%, 6-1-37	2,000	2,054
		4,132
Virginia - 3.23%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7-1-27	2,500	1,650
5.500%, 7-1-37	3,800	2,341
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7-1-38	5,000	5,786
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9-1-18	4,000	3,398
Norfolk Redev and Hsng Auth, Multifamily Rental Hsng Fac Rev Bonds (1016 Ltd Partnship - Sussex Apartments Proj), Ser 1996,
8.000%, 9-1-26	2,500	2,500
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor's Edge Proj), Ser 2004A:
6.000%, 1-1-25	1,000	942
6.125%, 1-1-35	3,640	3,254
		19,871
Washington - 1.85%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12-1-21	2,250	2,323
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12-1-25	1,500	1,517
5.750%, 12-1-28	1,510	1,521
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3-1-38	4,100	4,591
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C,
5.500%, 8-15-36	1,500	1,455
		11,407
Wisconsin - 1.09%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A:
6.500%, 8-15-24	1,000	1,003
6.500%, 8-15-26	2,000	2,004
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6-1-35	1,000	1,014
6.125%, 6-1-39	1,000	1,013
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John's Communities, Inc.), Ser 2009:
7.250%, 9-15-29	800	835
7.625%, 9-15-39	800	848
		6,717
Wyoming - 0.69%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1-1-38	4,000	4,234

TOTAL MUNICIPAL BONDS - 96.96%		$597,147

(Cost: $592,636)

SHORT-TERM SECURITIES
Master Note - 0.03%
Toyota Motor Credit Corporation,
0.228%, 7-1-10 (C)	158	158

Municipal Obligations - 1.60%
Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.300%, 7-1-10 (C)	850	850
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.450%, 7-1-10 (C)	7,000	7,000
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L (JPMorgan Chase & Co.),
0.240%, 7-1-10 (C)	2,000	2,000
		9,850
TOTAL SHORT-TERM SECURITIES - 1.63%		$10,008
(Cost: $10,008)

TOTAL INVESTMENT SECURITIES - 98.59%		$607,155
(Cost: $602,644)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.41%		8,698

NET ASSETS - 100.00%		$615,853

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$––	$594,836	$2,311
Short-Term Securities	––	10,008	––
Total Investments in Securities	$––	$604,844	$2,311

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-09	$––
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(358)
Purchases	––
Sales	––
Transfers into Level 3 during the period	2,669
Transfers out of Level 3 during the period	––

Ending Balance 6-30-10	$2,311

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-10	$(358)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)Zero coupon bond.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 25, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 25, 2010